UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class Z : FIKGX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 77	0.54%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within technology hardware, storage & peripherals. Stock picking in semiconductors and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Western Digital (+581%). This period we decreased our stake in Western Digital. A second notable relative contributor was an overweight in Marvell Technology (+133%). The company was among our biggest holdings. Another notable relative contributor was an underweight in Qualcomm (+3%).
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in semiconductor materials & equipment. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Intel (+356%). This period we decreased our stake in Intel. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our position in Advanced Micro Devices. Another notable relative detractor was an underweight in Applied Materials (+184%).
•Notable changes in positioning include higher allocations to the semiconductor materials & equipment and technology hardware, storage & peripherals industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	84.77%	35.93%	36.01%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	83.33%	35.31%	35.23%
S&P 500® Index	19.56%	12.86%	14.56%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$7,203,754,194
Number of Holdings	76
Total Advisory Fee	$35,292,988
Portfolio Turnover	99%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	93.8
Technology Hardware, Storage & Peripherals	4.5
Electronic Equipment, Instruments & Components	0.7
Electrical Equipment	0.3
Software	0.2
Financial Services	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.0
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.1
Netherlands - 9.1
Japan - 2.3
Israel - 2.0
Taiwan - 1.3
Korea (South) - 0.2
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.4
Broadcom Inc	15.4
Marvell Technology Inc	6.2
Astera Labs Inc	4.9
Monolithic Power Systems Inc	4.8
ASML Holding NV depository receipt	4.8
ON Semiconductor Corp	4.2
NXP Semiconductors NV	4.1
Micron Technology Inc	4.1
Lam Research Corp	3.7
76.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913445.102    3296-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class M : FELTX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 164	1.16%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within technology hardware, storage & peripherals. Stock picking in semiconductors and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Western Digital (+581%). This period we decreased our stake in Western Digital. A second notable relative contributor was an overweight in Marvell Technology (+133%). The company was among our biggest holdings. Another notable relative contributor was an underweight in Qualcomm (+3%).
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in semiconductor materials & equipment. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Intel (+356%). This period we decreased our stake in Intel. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our position in Advanced Micro Devices. Another notable relative detractor was an underweight in Applied Materials (+184%).
•Notable changes in positioning include higher allocations to the semiconductor materials & equipment and technology hardware, storage & peripherals industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	77.21%	34.13%	32.52%
Class M (without 3.50% sales charge)	83.64%	35.09%	32.99%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	83.33%	35.31%	33.35%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$7,203,754,194
Number of Holdings	76
Total Advisory Fee	$35,292,988
Portfolio Turnover	99%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	93.8
Technology Hardware, Storage & Peripherals	4.5
Electronic Equipment, Instruments & Components	0.7
Electrical Equipment	0.3
Software	0.2
Financial Services	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.0
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.1
Netherlands - 9.1
Japan - 2.3
Israel - 2.0
Taiwan - 1.3
Korea (South) - 0.2
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.4
Broadcom Inc	15.4
Marvell Technology Inc	6.2
Astera Labs Inc	4.9
Monolithic Power Systems Inc	4.8
ASML Holding NV depository receipt	4.8
ON Semiconductor Corp	4.2
NXP Semiconductors NV	4.1
Micron Technology Inc	4.1
Lam Research Corp	3.7
76.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913444.102    139-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class I : FELIX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 93	0.66%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within technology hardware, storage & peripherals. Stock picking in semiconductors and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Western Digital (+581%). This period we decreased our stake in Western Digital. A second notable relative contributor was an overweight in Marvell Technology (+133%). The company was among our biggest holdings. Another notable relative contributor was an underweight in Qualcomm (+3%).
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in semiconductor materials & equipment. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Intel (+356%). This period we decreased our stake in Intel. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our position in Advanced Micro Devices. Another notable relative detractor was an underweight in Applied Materials (+184%).
•Notable changes in positioning include higher allocations to the semiconductor materials & equipment and technology hardware, storage & peripherals industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	84.55%	35.77%	33.73%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	83.33%	35.31%	33.35%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$7,203,754,194
Number of Holdings	76
Total Advisory Fee	$35,292,988
Portfolio Turnover	99%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	93.8
Technology Hardware, Storage & Peripherals	4.5
Electronic Equipment, Instruments & Components	0.7
Electrical Equipment	0.3
Software	0.2
Financial Services	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.0
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.1
Netherlands - 9.1
Japan - 2.3
Israel - 2.0
Taiwan - 1.3
Korea (South) - 0.2
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.4
Broadcom Inc	15.4
Marvell Technology Inc	6.2
Astera Labs Inc	4.9
Monolithic Power Systems Inc	4.8
ASML Holding NV depository receipt	4.8
ON Semiconductor Corp	4.2
NXP Semiconductors NV	4.1
Micron Technology Inc	4.1
Lam Research Corp	3.7
76.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913442.102    121-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class C : FELCX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 234	1.66%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within technology hardware, storage & peripherals. Stock picking in semiconductors and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Western Digital (+581%). This period we decreased our stake in Western Digital. A second notable relative contributor was an overweight in Marvell Technology (+133%). The company was among our biggest holdings. Another notable relative contributor was an underweight in Qualcomm (+3%).
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in semiconductor materials & equipment. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Intel (+356%). This period we decreased our stake in Intel. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our position in Advanced Micro Devices. Another notable relative detractor was an underweight in Applied Materials (+184%).
•Notable changes in positioning include higher allocations to the semiconductor materials & equipment and technology hardware, storage & peripherals industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	81.71%	34.41%	32.56%
Class C	82.71%	34.41%	32.56%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	83.33%	35.31%	33.35%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$7,203,754,194
Number of Holdings	76
Total Advisory Fee	$35,292,988
Portfolio Turnover	99%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	93.8
Technology Hardware, Storage & Peripherals	4.5
Electronic Equipment, Instruments & Components	0.7
Electrical Equipment	0.3
Software	0.2
Financial Services	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.0
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.1
Netherlands - 9.1
Japan - 2.3
Israel - 2.0
Taiwan - 1.3
Korea (South) - 0.2
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.4
Broadcom Inc	15.4
Marvell Technology Inc	6.2
Astera Labs Inc	4.9
Monolithic Power Systems Inc	4.8
ASML Holding NV depository receipt	4.8
ON Semiconductor Corp	4.2
NXP Semiconductors NV	4.1
Micron Technology Inc	4.1
Lam Research Corp	3.7
76.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913441.102    119-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class A : FELAX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 129	0.91%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within technology hardware, storage & peripherals. Stock picking in semiconductors and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Western Digital (+581%). This period we decreased our stake in Western Digital. A second notable relative contributor was an overweight in Marvell Technology (+133%). The company was among our biggest holdings. Another notable relative contributor was an underweight in Qualcomm (+3%).
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in semiconductor materials & equipment. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Intel (+356%). This period we decreased our stake in Intel. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our position in Advanced Micro Devices. Another notable relative detractor was an underweight in Applied Materials (+184%).
•Notable changes in positioning include higher allocations to the semiconductor materials & equipment and technology hardware, storage & peripherals industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	73.51%	33.83%	32.57%
Class A (without 5.75% sales charge)	84.09%	35.42%	33.36%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	83.33%	35.31%	33.35%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$7,203,754,194
Number of Holdings	76
Total Advisory Fee	$35,292,988
Portfolio Turnover	99%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	93.8
Technology Hardware, Storage & Peripherals	4.5
Electronic Equipment, Instruments & Components	0.7
Electrical Equipment	0.3
Software	0.2
Financial Services	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.0
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.1
Netherlands - 9.1
Japan - 2.3
Israel - 2.0
Taiwan - 1.3
Korea (South) - 0.2
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.4
Broadcom Inc	15.4
Marvell Technology Inc	6.2
Astera Labs Inc	4.9
Monolithic Power Systems Inc	4.8
ASML Holding NV depository receipt	4.8
ON Semiconductor Corp	4.2
NXP Semiconductors NV	4.1
Micron Technology Inc	4.1
Lam Research Corp	3.7
76.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913443.102    138-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class Z : FIKEX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.57%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	21.79%	16.60%	13.52%
MSCI U.S. IMI Industrials 25-50 Index	20.05%	13.34%	13.02%
S&P 500® Index	19.56%	12.86%	14.56%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	30.9
Machinery	24.3
Electrical Equipment	13.6
Building Products	8.8
Ground Transportation	5.6
Construction & Engineering	5.0
Commercial Services & Supplies	3.2
Trading Companies & Distributors	3.0
Industrial Conglomerates	1.8
Others	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.1
GE Vernova Inc	6.3
Boeing Co	6.2
Trane Technologies PLC	4.6
Howmet Aerospace Inc	4.5
Parker-Hannifin Corp	4.4
Eaton Corp PLC	3.5
RTX Corp	3.5
PACCAR Inc	2.9
Quanta Services Inc	2.9
46.9
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913401.102    3295-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class M : FCLTX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 132	1.20%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	16.80%	15.03%	12.88%
Class M (without 3.50% sales charge)	21.04%	15.86%	13.28%
MSCI U.S. IMI Industrials 25-50 Index	20.05%	13.34%	13.84%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	30.9
Machinery	24.3
Electrical Equipment	13.6
Building Products	8.8
Ground Transportation	5.6
Construction & Engineering	5.0
Commercial Services & Supplies	3.2
Trading Companies & Distributors	3.0
Industrial Conglomerates	1.8
Others	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.1
GE Vernova Inc	6.3
Boeing Co	6.2
Trane Technologies PLC	4.6
Howmet Aerospace Inc	4.5
Parker-Hannifin Corp	4.4
Eaton Corp PLC	3.5
RTX Corp	3.5
PACCAR Inc	2.9
Quanta Services Inc	2.9
46.9
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913398.102    194-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class I : FCLIX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	21.64%	16.46%	13.87%
MSCI U.S. IMI Industrials 25-50 Index	20.05%	13.34%	13.84%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	30.9
Machinery	24.3
Electrical Equipment	13.6
Building Products	8.8
Ground Transportation	5.6
Construction & Engineering	5.0
Commercial Services & Supplies	3.2
Trading Companies & Distributors	3.0
Industrial Conglomerates	1.8
Others	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.1
GE Vernova Inc	6.3
Boeing Co	6.2
Trane Technologies PLC	4.6
Howmet Aerospace Inc	4.5
Parker-Hannifin Corp	4.4
Eaton Corp PLC	3.5
RTX Corp	3.5
PACCAR Inc	2.9
Quanta Services Inc	2.9
46.9
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913399.102    204-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class C : FCLCX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.70%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	19.44%	15.28%	12.89%
Class C	20.44%	15.28%	12.89%
MSCI U.S. IMI Industrials 25-50 Index	20.05%	13.34%	13.84%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	30.9
Machinery	24.3
Electrical Equipment	13.6
Building Products	8.8
Ground Transportation	5.6
Construction & Engineering	5.0
Commercial Services & Supplies	3.2
Trading Companies & Distributors	3.0
Industrial Conglomerates	1.8
Others	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.1
GE Vernova Inc	6.3
Boeing Co	6.2
Trane Technologies PLC	4.6
Howmet Aerospace Inc	4.5
Parker-Hannifin Corp	4.4
Eaton Corp PLC	3.5
RTX Corp	3.5
PACCAR Inc	2.9
Quanta Services Inc	2.9
46.9
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913400.102    283-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class A : FCLAX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.95%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	14.37%	14.78%	12.90%
Class A (without 5.75% sales charge)	21.35%	16.15%	13.57%
MSCI U.S. IMI Industrials 25-50 Index	20.05%	13.34%	13.84%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	30.9
Machinery	24.3
Electrical Equipment	13.6
Building Products	8.8
Ground Transportation	5.6
Construction & Engineering	5.0
Commercial Services & Supplies	3.2
Trading Companies & Distributors	3.0
Industrial Conglomerates	1.8
Others	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.1
GE Vernova Inc	6.3
Boeing Co	6.2
Trane Technologies PLC	4.6
Howmet Aerospace Inc	4.5
Parker-Hannifin Corp	4.4
Eaton Corp PLC	3.5
RTX Corp	3.5
PACCAR Inc	2.9
Quanta Services Inc	2.9
46.9
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913397.102    184-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class Z : FIKBX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.59%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance firms. Stock picks and an overweight in regional banks, along with stock selection and an underweight in the financial exchanges & data category, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in State Street (+68%). The company was among the fund's biggest holdings. Avoiding S&P Global, an index component that returned -21%, also helped. Another notable relative contributor this period was avoiding Coinbase Global, an index component that returned about -61%.
•In contrast, the primary detractor from performance versus the sector index was an underweight among life & health insurance providers. Stock selection in insurance brokers also hampered the fund's result, as did an overweight in the diversified financial services industry.
•Not owning Goldman Sachs Group, an index component that gained roughly 44%, was the biggest individual relative detractor, followed by an overweight in Blue Owl Capital (-43%). The latter was a stake we established this period. An overweight in Mastercard (+2%), the fund's biggest holding, also detracted.
•Notable changes in positioning include increased exposure to the investment banking & brokerage industry and a lower allocation to financial exchanges & data stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	17.42%	13.48%	13.68%
MSCI U.S. IMI Financials 5% Capped Linked Index	12.82%	11.76%	11.99%
S&P 500® Index	19.56%	12.86%	14.56%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$676,458,374
Number of Holdings	64
Total Advisory Fee	$4,639,325
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	34.0
Capital Markets	28.4
Insurance	17.2
Financial Services	14.6
Consumer Finance	4.5
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
United Kingdom - 1.6
Puerto Rico - 0.8
Australia - 0.7
Grand Cayman (UK Overseas Ter) - 0.7
Mexico - 0.6
France - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.8
Bank of America Corp	7.0
Wells Fargo & Co	6.7
Charles Schwab Corp/The	4.7
State Street Corp	3.9
Citigroup Inc	3.8
Reinsurance Group of America Inc	3.4
Morgan Stanley	2.6
Chubb Ltd	2.5
Capital One Financial Corp	2.4
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913396.102    3293-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class M : FAFSX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 134	1.24%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance firms. Stock picks and an overweight in regional banks, along with stock selection and an underweight in the financial exchanges & data category, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in State Street (+68%). The company was among the fund's biggest holdings. Avoiding S&P Global, an index component that returned -21%, also helped. Another notable relative contributor this period was avoiding Coinbase Global, an index component that returned about -61%.
•In contrast, the primary detractor from performance versus the sector index was an underweight among life & health insurance providers. Stock selection in insurance brokers also hampered the fund's result, as did an overweight in the diversified financial services industry.
•Not owning Goldman Sachs Group, an index component that gained roughly 44%, was the biggest individual relative detractor, followed by an overweight in Blue Owl Capital (-43%). The latter was a stake we established this period. An overweight in Mastercard (+2%), the fund's biggest holding, also detracted.
•Notable changes in positioning include increased exposure to the investment banking & brokerage industry and a lower allocation to financial exchanges & data stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	12.58%	11.95%	13.23%
Class M (without 3.50% sales charge)	16.66%	12.75%	13.63%
MSCI U.S. IMI Financials 5% Capped Linked Index	12.82%	11.76%	13.43%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$676,458,374
Number of Holdings	64
Total Advisory Fee	$4,639,325
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	34.0
Capital Markets	28.4
Insurance	17.2
Financial Services	14.6
Consumer Finance	4.5
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
United Kingdom - 1.6
Puerto Rico - 0.8
Australia - 0.7
Grand Cayman (UK Overseas Ter) - 0.7
Mexico - 0.6
France - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.8
Bank of America Corp	7.0
Wells Fargo & Co	6.7
Charles Schwab Corp/The	4.7
State Street Corp	3.9
Citigroup Inc	3.8
Reinsurance Group of America Inc	3.4
Morgan Stanley	2.6
Chubb Ltd	2.5
Capital One Financial Corp	2.4
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913393.102    193-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class I : FFSIX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 78	0.72%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance firms. Stock picks and an overweight in regional banks, along with stock selection and an underweight in the financial exchanges & data category, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in State Street (+68%). The company was among the fund's biggest holdings. Avoiding S&P Global, an index component that returned -21%, also helped. Another notable relative contributor this period was avoiding Coinbase Global, an index component that returned about -61%.
•In contrast, the primary detractor from performance versus the sector index was an underweight among life & health insurance providers. Stock selection in insurance brokers also hampered the fund's result, as did an overweight in the diversified financial services industry.
•Not owning Goldman Sachs Group, an index component that gained roughly 44%, was the biggest individual relative detractor, followed by an overweight in Blue Owl Capital (-43%). The latter was a stake we established this period. An overweight in Mastercard (+2%), the fund's biggest holding, also detracted.
•Notable changes in positioning include increased exposure to the investment banking & brokerage industry and a lower allocation to financial exchanges & data stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	17.25%	13.34%	14.24%
MSCI U.S. IMI Financials 5% Capped Linked Index	12.82%	11.76%	13.43%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$676,458,374
Number of Holdings	64
Total Advisory Fee	$4,639,325
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	34.0
Capital Markets	28.4
Insurance	17.2
Financial Services	14.6
Consumer Finance	4.5
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
United Kingdom - 1.6
Puerto Rico - 0.8
Australia - 0.7
Grand Cayman (UK Overseas Ter) - 0.7
Mexico - 0.6
France - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.8
Bank of America Corp	7.0
Wells Fargo & Co	6.7
Charles Schwab Corp/The	4.7
State Street Corp	3.9
Citigroup Inc	3.8
Reinsurance Group of America Inc	3.4
Morgan Stanley	2.6
Chubb Ltd	2.5
Capital One Financial Corp	2.4
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913394.102    273-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class C : FAFCX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.74%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance firms. Stock picks and an overweight in regional banks, along with stock selection and an underweight in the financial exchanges & data category, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in State Street (+68%). The company was among the fund's biggest holdings. Avoiding S&P Global, an index component that returned -21%, also helped. Another notable relative contributor this period was avoiding Coinbase Global, an index component that returned about -61%.
•In contrast, the primary detractor from performance versus the sector index was an underweight among life & health insurance providers. Stock selection in insurance brokers also hampered the fund's result, as did an overweight in the diversified financial services industry.
•Not owning Goldman Sachs Group, an index component that gained roughly 44%, was the biggest individual relative detractor, followed by an overweight in Blue Owl Capital (-43%). The latter was a stake we established this period. An overweight in Mastercard (+2%), the fund's biggest holding, also detracted.
•Notable changes in positioning include increased exposure to the investment banking & brokerage industry and a lower allocation to financial exchanges & data stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	15.06%	12.18%	13.24%
Class C	16.06%	12.18%	13.24%
MSCI U.S. IMI Financials 5% Capped Linked Index	12.82%	11.76%	13.43%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$676,458,374
Number of Holdings	64
Total Advisory Fee	$4,639,325
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	34.0
Capital Markets	28.4
Insurance	17.2
Financial Services	14.6
Consumer Finance	4.5
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
United Kingdom - 1.6
Puerto Rico - 0.8
Australia - 0.7
Grand Cayman (UK Overseas Ter) - 0.7
Mexico - 0.6
France - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.8
Bank of America Corp	7.0
Wells Fargo & Co	6.7
Charles Schwab Corp/The	4.7
State Street Corp	3.9
Citigroup Inc	3.8
Reinsurance Group of America Inc	3.4
Morgan Stanley	2.6
Chubb Ltd	2.5
Capital One Financial Corp	2.4
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913395.102    284-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class A : FAFDX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 107	0.99%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance firms. Stock picks and an overweight in regional banks, along with stock selection and an underweight in the financial exchanges & data category, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in State Street (+68%). The company was among the fund's biggest holdings. Avoiding S&P Global, an index component that returned -21%, also helped. Another notable relative contributor this period was avoiding Coinbase Global, an index component that returned about -61%.
•In contrast, the primary detractor from performance versus the sector index was an underweight among life & health insurance providers. Stock selection in insurance brokers also hampered the fund's result, as did an overweight in the diversified financial services industry.
•Not owning Goldman Sachs Group, an index component that gained roughly 44%, was the biggest individual relative detractor, followed by an overweight in Blue Owl Capital (-43%). The latter was a stake we established this period. An overweight in Mastercard (+2%), the fund's biggest holding, also detracted.
•Notable changes in positioning include increased exposure to the investment banking & brokerage industry and a lower allocation to financial exchanges & data stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	10.24%	11.70%	13.25%
Class A (without 5.75% sales charge)	16.96%	13.03%	13.92%
MSCI U.S. IMI Financials 5% Capped Linked Index	12.82%	11.76%	13.43%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$676,458,374
Number of Holdings	64
Total Advisory Fee	$4,639,325
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	34.0
Capital Markets	28.4
Insurance	17.2
Financial Services	14.6
Consumer Finance	4.5
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
United Kingdom - 1.6
Puerto Rico - 0.8
Australia - 0.7
Grand Cayman (UK Overseas Ter) - 0.7
Mexico - 0.6
France - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.8
Bank of America Corp	7.0
Wells Fargo & Co	6.7
Charles Schwab Corp/The	4.7
State Street Corp	3.9
Citigroup Inc	3.8
Reinsurance Group of America Inc	3.4
Morgan Stanley	2.6
Chubb Ltd	2.5
Capital One Financial Corp	2.4
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913392.102    183-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class Z : FIJYX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 74	0.57%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Security selection in pharmaceuticals and health care technology, most of which were out-of-index positions, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Oruka Therapeutics (+612%). The company was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Spyre Therapeutics (+484%). The company was one of the fund's largest holdings at period end. An overweight in Cogent Biosciences (+240%) also helped. The company was one of the fund's biggest holdings.
•The largest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The stock was among our biggest holdings. A second notable relative detractor was our stake in Soleno Therapeutics (-53%). The stock was not held at period end. Untimely positioning in uniQure (+17%) also hurt. This was a position we established this period.
•Notable changes in positioning include a higher allocation to pharmaceuticals and lower exposure to biotechnology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	62.81%	13.01%	12.63%
MSCI U.S. IMI Biotechnology 25-50 Index	44.59%	10.55%	10.86%
S&P 500® Index	19.56%	12.86%	14.56%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,204,320,575
Number of Holdings	116
Total Advisory Fee	$12,169,643
Portfolio Turnover	54%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	88.4
Pharmaceuticals	10.6
Health Care Technology	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 1.5
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Netherlands - 4.0
Denmark - 3.0
Canada - 1.0
France - 0.4
Belgium - 0.4
United Kingdom - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	14.8
Gilead Sciences Inc	5.8
Spyre Therapeutics Inc	3.8
Alnylam Pharmaceuticals Inc	3.6
Dianthus Therapeutics Inc	3.5
Cogent Biosciences Inc	3.2
Oruka Therapeutics Inc	3.2
Insmed Inc	3.0
Revolution Medicines Inc	3.0
Argenx SE ADR	3.0
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913428.102    3290-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class M : FBTTX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 155	1.19%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Security selection in pharmaceuticals and health care technology, most of which were out-of-index positions, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Oruka Therapeutics (+612%). The company was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Spyre Therapeutics (+484%). The company was one of the fund's largest holdings at period end. An overweight in Cogent Biosciences (+240%) also helped. The company was one of the fund's biggest holdings.
•The largest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The stock was among our biggest holdings. A second notable relative detractor was our stake in Soleno Therapeutics (-53%). The stock was not held at period end. Untimely positioning in uniQure (+17%) also hurt. This was a position we established this period.
•Notable changes in positioning include a higher allocation to pharmaceuticals and lower exposure to biotechnology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	56.11%	11.48%	11.85%
Class M (without 3.50% sales charge)	61.77%	12.28%	12.25%
MSCI U.S. IMI Biotechnology 25-50 Index	44.59%	10.55%	11.57%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,204,320,575
Number of Holdings	116
Total Advisory Fee	$12,169,643
Portfolio Turnover	54%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	88.4
Pharmaceuticals	10.6
Health Care Technology	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 1.5
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Netherlands - 4.0
Denmark - 3.0
Canada - 1.0
France - 0.4
Belgium - 0.4
United Kingdom - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	14.8
Gilead Sciences Inc	5.8
Spyre Therapeutics Inc	3.8
Alnylam Pharmaceuticals Inc	3.6
Dianthus Therapeutics Inc	3.5
Cogent Biosciences Inc	3.2
Oruka Therapeutics Inc	3.2
Insmed Inc	3.0
Revolution Medicines Inc	3.0
Argenx SE ADR	3.0
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913426.102    115-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class I : FBTIX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 90	0.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Security selection in pharmaceuticals and health care technology, most of which were out-of-index positions, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Oruka Therapeutics (+612%). The company was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Spyre Therapeutics (+484%). The company was one of the fund's largest holdings at period end. An overweight in Cogent Biosciences (+240%) also helped. The company was one of the fund's biggest holdings.
•The largest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The stock was among our biggest holdings. A second notable relative detractor was our stake in Soleno Therapeutics (-53%). The stock was not held at period end. Untimely positioning in uniQure (+17%) also hurt. This was a position we established this period.
•Notable changes in positioning include a higher allocation to pharmaceuticals and lower exposure to biotechnology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	62.58%	12.87%	12.87%
MSCI U.S. IMI Biotechnology 25-50 Index	44.59%	10.55%	11.57%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,204,320,575
Number of Holdings	116
Total Advisory Fee	$12,169,643
Portfolio Turnover	54%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	88.4
Pharmaceuticals	10.6
Health Care Technology	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 1.5
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Netherlands - 4.0
Denmark - 3.0
Canada - 1.0
France - 0.4
Belgium - 0.4
United Kingdom - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	14.8
Gilead Sciences Inc	5.8
Spyre Therapeutics Inc	3.8
Alnylam Pharmaceuticals Inc	3.6
Dianthus Therapeutics Inc	3.5
Cogent Biosciences Inc	3.2
Oruka Therapeutics Inc	3.2
Insmed Inc	3.0
Revolution Medicines Inc	3.0
Argenx SE ADR	3.0
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913427.102    116-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class C : FBTCX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 220	1.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Security selection in pharmaceuticals and health care technology, most of which were out-of-index positions, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Oruka Therapeutics (+612%). The company was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Spyre Therapeutics (+484%). The company was one of the fund's largest holdings at period end. An overweight in Cogent Biosciences (+240%) also helped. The company was one of the fund's biggest holdings.
•The largest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The stock was among our biggest holdings. A second notable relative detractor was our stake in Soleno Therapeutics (-53%). The stock was not held at period end. Untimely positioning in uniQure (+17%) also hurt. This was a position we established this period.
•Notable changes in positioning include a higher allocation to pharmaceuticals and lower exposure to biotechnology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	59.99%	11.74%	11.90%
Class C	60.99%	11.74%	11.90%
MSCI U.S. IMI Biotechnology 25-50 Index	44.59%	10.55%	11.57%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,204,320,575
Number of Holdings	116
Total Advisory Fee	$12,169,643
Portfolio Turnover	54%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	88.4
Pharmaceuticals	10.6
Health Care Technology	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 1.5
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Netherlands - 4.0
Denmark - 3.0
Canada - 1.0
France - 0.4
Belgium - 0.4
United Kingdom - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	14.8
Gilead Sciences Inc	5.8
Spyre Therapeutics Inc	3.8
Alnylam Pharmaceuticals Inc	3.6
Dianthus Therapeutics Inc	3.5
Cogent Biosciences Inc	3.2
Oruka Therapeutics Inc	3.2
Insmed Inc	3.0
Revolution Medicines Inc	3.0
Argenx SE ADR	3.0
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913425.102    114-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class A : FBTAX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 123	0.94%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Security selection in pharmaceuticals and health care technology, most of which were out-of-index positions, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Oruka Therapeutics (+612%). The company was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Spyre Therapeutics (+484%). The company was one of the fund's largest holdings at period end. An overweight in Cogent Biosciences (+240%) also helped. The company was one of the fund's biggest holdings.
•The largest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The stock was among our biggest holdings. A second notable relative detractor was our stake in Soleno Therapeutics (-53%). The stock was not held at period end. Untimely positioning in uniQure (+17%) also hurt. This was a position we established this period.
•Notable changes in positioning include a higher allocation to pharmaceuticals and lower exposure to biotechnology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	52.88%	11.25%	11.91%
Class A (without 5.75% sales charge)	62.21%	12.57%	12.57%
MSCI U.S. IMI Biotechnology 25-50 Index	44.59%	10.55%	11.57%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,204,320,575
Number of Holdings	116
Total Advisory Fee	$12,169,643
Portfolio Turnover	54%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	88.4
Pharmaceuticals	10.6
Health Care Technology	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 1.5
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Netherlands - 4.0
Denmark - 3.0
Canada - 1.0
France - 0.4
Belgium - 0.4
United Kingdom - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	14.8
Gilead Sciences Inc	5.8
Spyre Therapeutics Inc	3.8
Alnylam Pharmaceuticals Inc	3.6
Dianthus Therapeutics Inc	3.5
Cogent Biosciences Inc	3.2
Oruka Therapeutics Inc	3.2
Insmed Inc	3.0
Revolution Medicines Inc	3.0
Argenx SE ADR	3.0
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913424.102    112-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Industrials Fund Industrials Portfolio : FIDRX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period October 9, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Industrials PortfolioA	$ 57	0.64%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 9, 2025 through July 31, 2026.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	30.9
Machinery	24.3
Electrical Equipment	13.6
Building Products	8.8
Ground Transportation	5.6
Construction & Engineering	5.0
Commercial Services & Supplies	3.2
Trading Companies & Distributors	3.0
Industrial Conglomerates	1.8
Others	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.1
GE Vernova Inc	6.3
Boeing Co	6.2
Trane Technologies PLC	4.6
Howmet Aerospace Inc	4.5
Parker-Hannifin Corp	4.4
Eaton Corp PLC	3.5
RTX Corp	3.5
PACCAR Inc	2.9
Quanta Services Inc	2.9
46.9
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9920882.100    9108-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class Z : FIKCX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 68	0.59%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+113%). The stock was not held at period end. Not owning Abbott Laboratories, an index component that returned roughly -14%, was a second notable relative contributor. An overweight in BrightSpring Health Services (+193%) also helped. This period we decreased our position in BrightSpring Health Services.
•In contrast, the primary detractor from performance versus the sector index was an underweight in pharmaceuticals. Stock selection in health care equipment also hampered the fund's result. Also detracting from our result was an overweight in health care technology.
•The largest individual relative detractor was an overweight in Boston Scientific (-55%). This period we decreased our stake in Boston Scientific. The company was one of the fund's largest holdings this period. A non-index stake in Legend Biotech returned -53% and was the second-largest relative detractor. This period we decreased our stake in Legend Biotech. Another notable relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The company was the fund's 11-th biggest holding this period.
•Notable changes in positioning include increased exposure to the life sciences tools & services and pharmaceuticals industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	30.10%	3.80%	7.58%
MSCI U.S. IMI Health Care 25-50 Index	28.51%	5.15%	8.62%
S&P 500® Index	19.56%	12.86%	14.56%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,117,289,219
Number of Holdings	138
Total Advisory Fee	$20,416,822
Portfolio Turnover	74%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	37.8
Life Sciences Tools & Services	24.0
Pharmaceuticals	23.4
Health Care Providers & Services	10.0
Health Care Equipment & Supplies	3.4
Health Care Technology	0.6
Chemicals	0.1
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 2.1
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 2.9
Denmark - 2.0
Belgium - 1.3
Canada - 0.9
France - 0.8
United Kingdom - 0.3
Israel - 0.2
Australia - 0.1
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	7.7
Danaher Corp	6.8
Thermo Fisher Scientific Inc	6.4
UnitedHealth Group Inc	4.2
Johnson & Johnson	3.8
AbbVie Inc	3.6
West Pharmaceutical Services Inc	2.1
Argenx SE ADR	2.1
Merck & Co Inc	2.1
Ascendis Pharma A/S	2.0
40.8
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913391.102    3294-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class M : FACTX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 138	1.21%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+113%). The stock was not held at period end. Not owning Abbott Laboratories, an index component that returned roughly -14%, was a second notable relative contributor. An overweight in BrightSpring Health Services (+193%) also helped. This period we decreased our position in BrightSpring Health Services.
•In contrast, the primary detractor from performance versus the sector index was an underweight in pharmaceuticals. Stock selection in health care equipment also hampered the fund's result. Also detracting from our result was an overweight in health care technology.
•The largest individual relative detractor was an overweight in Boston Scientific (-55%). This period we decreased our stake in Boston Scientific. The company was one of the fund's largest holdings this period. A non-index stake in Legend Biotech returned -53% and was the second-largest relative detractor. This period we decreased our stake in Legend Biotech. Another notable relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The company was the fund's 11-th biggest holding this period.
•Notable changes in positioning include increased exposure to the life sciences tools & services and pharmaceuticals industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	24.76%	2.42%	8.47%
Class M (without 3.50% sales charge)	29.28%	3.15%	8.86%
MSCI U.S. IMI Health Care 25-50 Index	28.51%	5.15%	9.98%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,117,289,219
Number of Holdings	138
Total Advisory Fee	$20,416,822
Portfolio Turnover	74%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	37.8
Life Sciences Tools & Services	24.0
Pharmaceuticals	23.4
Health Care Providers & Services	10.0
Health Care Equipment & Supplies	3.4
Health Care Technology	0.6
Chemicals	0.1
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 2.1
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 2.9
Denmark - 2.0
Belgium - 1.3
Canada - 0.9
France - 0.8
United Kingdom - 0.3
Israel - 0.2
Australia - 0.1
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	7.7
Danaher Corp	6.8
Thermo Fisher Scientific Inc	6.4
UnitedHealth Group Inc	4.2
Johnson & Johnson	3.8
AbbVie Inc	3.6
West Pharmaceutical Services Inc	2.1
Argenx SE ADR	2.1
Merck & Co Inc	2.1
Ascendis Pharma A/S	2.0
40.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913388.102    191-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class I : FHCIX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 81	0.70%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+113%). The stock was not held at period end. Not owning Abbott Laboratories, an index component that returned roughly -14%, was a second notable relative contributor. An overweight in BrightSpring Health Services (+193%) also helped. This period we decreased our position in BrightSpring Health Services.
•In contrast, the primary detractor from performance versus the sector index was an underweight in pharmaceuticals. Stock selection in health care equipment also hampered the fund's result. Also detracting from our result was an overweight in health care technology.
•The largest individual relative detractor was an overweight in Boston Scientific (-55%). This period we decreased our stake in Boston Scientific. The company was one of the fund's largest holdings this period. A non-index stake in Legend Biotech returned -53% and was the second-largest relative detractor. This period we decreased our stake in Legend Biotech. Another notable relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The company was the fund's 11-th biggest holding this period.
•Notable changes in positioning include increased exposure to the life sciences tools & services and pharmaceuticals industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	29.93%	3.67%	9.42%
MSCI U.S. IMI Health Care 25-50 Index	28.51%	5.15%	9.98%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,117,289,219
Number of Holdings	138
Total Advisory Fee	$20,416,822
Portfolio Turnover	74%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	37.8
Life Sciences Tools & Services	24.0
Pharmaceuticals	23.4
Health Care Providers & Services	10.0
Health Care Equipment & Supplies	3.4
Health Care Technology	0.6
Chemicals	0.1
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 2.1
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 2.9
Denmark - 2.0
Belgium - 1.3
Canada - 0.9
France - 0.8
United Kingdom - 0.3
Israel - 0.2
Australia - 0.1
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	7.7
Danaher Corp	6.8
Thermo Fisher Scientific Inc	6.4
UnitedHealth Group Inc	4.2
Johnson & Johnson	3.8
AbbVie Inc	3.6
West Pharmaceutical Services Inc	2.1
Argenx SE ADR	2.1
Merck & Co Inc	2.1
Ascendis Pharma A/S	2.0
40.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913389.102    271-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class C : FHCCX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.70%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+113%). The stock was not held at period end. Not owning Abbott Laboratories, an index component that returned roughly -14%, was a second notable relative contributor. An overweight in BrightSpring Health Services (+193%) also helped. This period we decreased our position in BrightSpring Health Services.
•In contrast, the primary detractor from performance versus the sector index was an underweight in pharmaceuticals. Stock selection in health care equipment also hampered the fund's result. Also detracting from our result was an overweight in health care technology.
•The largest individual relative detractor was an overweight in Boston Scientific (-55%). This period we decreased our stake in Boston Scientific. The company was one of the fund's largest holdings this period. A non-index stake in Legend Biotech returned -53% and was the second-largest relative detractor. This period we decreased our stake in Legend Biotech. Another notable relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The company was the fund's 11-th biggest holding this period.
•Notable changes in positioning include increased exposure to the life sciences tools & services and pharmaceuticals industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	27.64%	2.64%	8.49%
Class C	28.64%	2.64%	8.49%
MSCI U.S. IMI Health Care 25-50 Index	28.51%	5.15%	9.98%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,117,289,219
Number of Holdings	138
Total Advisory Fee	$20,416,822
Portfolio Turnover	74%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	37.8
Life Sciences Tools & Services	24.0
Pharmaceuticals	23.4
Health Care Providers & Services	10.0
Health Care Equipment & Supplies	3.4
Health Care Technology	0.6
Chemicals	0.1
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 2.1
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 2.9
Denmark - 2.0
Belgium - 1.3
Canada - 0.9
France - 0.8
United Kingdom - 0.3
Israel - 0.2
Australia - 0.1
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	7.7
Danaher Corp	6.8
Thermo Fisher Scientific Inc	6.4
UnitedHealth Group Inc	4.2
Johnson & Johnson	3.8
AbbVie Inc	3.6
West Pharmaceutical Services Inc	2.1
Argenx SE ADR	2.1
Merck & Co Inc	2.1
Ascendis Pharma A/S	2.0
40.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913390.102    285-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class A : FACDX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 110	0.96%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+113%). The stock was not held at period end. Not owning Abbott Laboratories, an index component that returned roughly -14%, was a second notable relative contributor. An overweight in BrightSpring Health Services (+193%) also helped. This period we decreased our position in BrightSpring Health Services.
•In contrast, the primary detractor from performance versus the sector index was an underweight in pharmaceuticals. Stock selection in health care equipment also hampered the fund's result. Also detracting from our result was an overweight in health care technology.
•The largest individual relative detractor was an overweight in Boston Scientific (-55%). This period we decreased our stake in Boston Scientific. The company was one of the fund's largest holdings this period. A non-index stake in Legend Biotech returned -53% and was the second-largest relative detractor. This period we decreased our stake in Legend Biotech. Another notable relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The company was the fund's 11-th biggest holding this period.
•Notable changes in positioning include increased exposure to the life sciences tools & services and pharmaceuticals industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	22.17%	2.19%	8.49%
Class A (without 5.75% sales charge)	29.62%	3.41%	9.14%
MSCI U.S. IMI Health Care 25-50 Index	28.51%	5.15%	9.98%
S&P 500® Index	19.56%	12.86%	15.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,117,289,219
Number of Holdings	138
Total Advisory Fee	$20,416,822
Portfolio Turnover	74%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	37.8
Life Sciences Tools & Services	24.0
Pharmaceuticals	23.4
Health Care Providers & Services	10.0
Health Care Equipment & Supplies	3.4
Health Care Technology	0.6
Chemicals	0.1
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 2.1
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 2.9
Denmark - 2.0
Belgium - 1.3
Canada - 0.9
France - 0.8
United Kingdom - 0.3
Israel - 0.2
Australia - 0.1
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	7.7
Danaher Corp	6.8
Thermo Fisher Scientific Inc	6.4
UnitedHealth Group Inc	4.2
Johnson & Johnson	3.8
AbbVie Inc	3.6
West Pharmaceutical Services Inc	2.1
Argenx SE ADR	2.1
Merck & Co Inc	2.1
Ascendis Pharma A/S	2.0
40.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913387.102    177-TSRA-0926

Item 2.

Code of Ethics

As of the end of the period, July 31, 2026, Fidelity Advisor Series VII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Biotechnology Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Semiconductors Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$53,200	$-	$8,000	$1,100
Fidelity Advisor Financials Fund	$37,300	$-	$8,100	$800
Fidelity Advisor Health Care Fund	$44,700	$-	$10,000	$800
Fidelity Advisor Industrials Fund	$37,500	$-	$12,700	$800
Fidelity Advisor Semiconductors Fund	$35,300	$-	$8,400	$800

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$54,100	$-	$7,500	$1,000
Fidelity Advisor Financials Fund	$39,700	$-	$10,000	$800
Fidelity Advisor Health Care Fund	$38,100	$-	$9,200	$800
Fidelity Advisor Industrials Fund	$40,100	$-	$9,000	$800
Fidelity Advisor Semiconductors Fund	$36,000	$-	$7,800	$700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

Billed By	July 31, 2026A	July 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2026A	July 31, 2025A
Deloitte Entities	$2,640,900	$3,492,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund
Fidelity Advisor® Financials Fund
Fidelity Advisor® Industrials Fund
Fidelity Advisor® Semiconductors Fund
Fidelity Advisor® Health Care Fund

Annual Report
July 31, 2026
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Biotechnology Fund
Fidelity Advisor® Financials Fund
Fidelity Advisor® Industrials Fund
Fidelity Advisor® Semiconductors Fund
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Health Care Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Biotechnology Fund
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	32,600	8,379,411
CANADA - 1.0%
Health Care - 1.0%
Biotechnology - 1.0%
Xenon Pharmaceuticals Inc (b)	342,258	21,449,309
DENMARK - 3.0%
Health Care - 3.0%
Biotechnology - 3.0%
Ascendis Pharma A/S (b)	269,225	65,666,670
FRANCE - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
DBV Technologies SA ADR (b)(c)	428,800	5,788,800
Inventiva SA ADR (b)	685,400	3,070,592

TOTAL FRANCE		8,859,392
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
InflaRx NV (b)(c)	3,196,071	5,433,321
NETHERLANDS - 4.0%
Health Care - 4.0%
Biotechnology - 4.0%
Argenx SE ADR (b)	77,200	65,914,904
Newamsterdam Pharma Co NV (b)	448,000	12,449,920
uniQure NV (b)(c)	223,500	9,751,305

TOTAL NETHERLANDS		88,116,129
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Silence Therapeutics PLC ADR (b)	495,788	5,200,816
UNITED STATES - 88.3%
Health Care - 88.3%
Biotechnology - 78.5%
AbbVie Inc	1,289,880	323,682,487
Alnylam Pharmaceuticals Inc (b)	387,186	79,574,467
Amgen Inc	135,103	52,036,271
Annexon Inc (b)	1,661,500	8,465,343
Arcus Biosciences Inc (b)	417,900	11,780,601
Avalo Therapeutics Inc (b)(c)	639,700	11,674,525
Biogen Inc (b)	294,100	59,687,595
Bridgebio Pharma Inc (b)	46,900	3,756,221
Celldex Therapeutics Inc (b)	512,352	19,500,117
CG oncology Inc (b)	157,700	11,226,663
Climb Bio Inc (b)(c)	996,400	11,857,160
Cogent Biosciences Inc (b)	1,834,818	71,429,465
Crescent Biopharma Inc (b)	358,290	5,184,456
Crescent Biopharma Inc (b)(d)	98,300	1,422,401
CytomX Therapeutics Inc (b)	2,490,551	7,720,708
Damora Therapeutics Inc (b)(c)	298,142	8,643,137
Dianthus Therapeutics Inc (b)(c)	730,062	78,058,229
Disc Medicine Inc (b)	80,922	6,230,994
Dyne Therapeutics Inc (b)	482,000	12,136,760
First Tracks Biotherapeutics Inc	341,150	15,024,246
Gilead Sciences Inc	963,500	125,457,335
Hemab Therapeutics Holdings Inc (c)	179,100	8,516,205
Insmed Inc (b)	680,300	67,077,580
Jade Biosciences Inc (b)	698,671	13,798,752
Janux Therapeutics Inc (b)	320,385	4,860,240
Kiniksa Pharmaceuticals International Plc Class A (b)	417,600	31,044,384
Kodiak Sciences Inc (b)	88,300	3,671,514
Kymera Therapeutics Inc (b)	231,700	23,957,780
Madrigal Pharmaceuticals Inc (b)	10,300	4,813,396
MapLight Therapeutics Inc (c)	202,900	2,641,758
Mineralys Therapeutics Inc (b)	331,100	8,449,672
Mirum Pharmaceuticals Inc (b)	135,100	14,313,845
Moderna Inc (b)	640,800	35,128,656
Natera Inc (b)	117,200	31,381,472
Neurogene Inc (b)(c)	177,200	5,828,108
Olema Pharmaceuticals Inc (b)	777,200	8,898,940
Oruka Therapeutics Inc (b)	737,386	71,165,123
Parabilis Medicines Inc (f)(g)	319,443	10,311,939
Parabilis Medicines Inc (f)	209,706	7,125,810
Praxis Precision Medicines Inc (b)	74,200	22,840,986
Regeneron Pharmaceuticals Inc	22,500	17,159,175
Relay Therapeutics Inc (b)	1,850,700	34,848,681
Revolution Medicines Inc (b)	352,200	66,048,066
Roivant Sciences Ltd (b)	776,700	26,337,897
Scholar Rock Holding Corp (b)(c)	118,168	5,588,756
Solid Biosciences Inc (b)	677,565	5,461,174
Spyre Therapeutics Inc (b)	857,347	84,302,931
Stoke Therapeutics Inc (b)	317,700	9,168,822
Tectonic Therapeutic Inc (b)(c)	120,995	3,391,490
Tenax Therapeutics Inc (b)	445,100	6,097,870
Tubulis GmbH escrow shares (d)(e)	6,300	21,924
Tubulis GmbH escrow shares (d)(e)	6,300	126
Tubulis GmbH rights (b)(d)(e)	69,300	2,280,348
Tyra Biosciences Inc (b)	354,200	11,291,896
Upstream Bio Inc (b)	691,003	4,360,229
Vaxcyte Inc (b)	801,529	43,346,688
Vertex Pharmaceuticals Inc (b)	63,900	30,486,690
Viking Therapeutics Inc (b)(c)	450,187	14,288,935
Viridian Therapeutics Inc (b)	1,782,464	33,724,219
Vor BioPharma Inc (b)	343,954	7,274,627
X4 Pharmaceuticals Inc (b)	1,341,800	5,340,364
Zenas Biopharma Inc (b)(c)	491,724	15,459,803
Zenas Biopharma Inc (d)	86,234	2,711,197
		1,729,367,249
Health Care Technology - 0.0%
Candid Therapeutics (d)(e)	1,500,060	15,001
Candid Therapeutics (d)(e)	1,500,060	15
Candid Therapeutics milestone 1 rights (b)(d)(e)	1,500,060	105,004
Candid Therapeutics milestone 2 rights (b)(d)(e)	1,500,060	60,002
		180,022
Pharmaceuticals - 9.8%
Alumis Inc (b)	946,500	26,738,625
Amylyx Pharmaceuticals Inc (b)	2,433,200	49,418,292
Avalyn Pharma Inc	162,100	4,666,859
Contineum Therapeutics Inc Class A (b)	224,900	3,483,701
Definium Therapeutics Inc (b)	161,200	7,015,424
Edgewise Therapeutics Inc (b)	144,500	5,553,135
Enliven Therapeutics Inc (b)(c)	501,368	27,479,980
Enliven Therapeutics Inc (b)(d)	73,200	4,012,092
Enliven Therapeutics Inc rights (b)(e)	739,725	7
LB Pharmaceuticals Inc	30,374	1,217,390
LB Pharmaceuticals Inc (d)	14,800	533,866
MBX Biosciences Inc (b)	817,600	53,904,368
Structure Therapeutics Inc ADR (b)	527,900	25,360,316
Tarsus Pharmaceuticals Inc (b)	110,000	6,494,400
		215,878,455
TOTAL UNITED STATES		1,945,425,726
TOTAL COMMON STOCKS (Cost $1,144,303,269)		2,148,530,774

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Advancell Pty Ltd 0% 12/31/2199 (d)(e)	981,027	981,027
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Allotera Therapeutics Inc 0% 12/31/2199 (d)(e)(h)	831,313	863,901
Pharmaceuticals - 0.0%
Kartos Therapeutics Inc 3.6% (d)(e)(i)	41,466	57,463
Kartos Therapeutics Inc 3.6% 3/4/2027 (d)(e)	165,791	230,300
Kartos Therapeutics Inc 3.78% 7/10/2027 (d)(e)	60,792	84,149
Kartos Therapeutics Inc 3.78% 7/31/2027 (d)(e)	38,683	53,518
		425,430
TOTAL UNITED STATES		1,289,331
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,119,072)		2,270,358

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
AUSTRALIA - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Advancell Pty Ltd Series D (d)(e)	699,784	1,962,054
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CellCentric Ltd Series D (d)(e)	662,801	3,141,677
UNITED STATES - 1.3%
Health Care - 1.3%
Biotechnology - 0.9%
Bright Peak Therapeutics Inc. Series B (b)(d)(e)	1,920,122	2,227,342
Bright Peak Therapeutics Inc. Series C (b)(d)(e)	873,604	777,507
Cardurion Pharmaceuticals Inc Series B (b)(d)(e)	331,596	1,900,045
City Therapeutics Inc Series B (d)(e)	43,200	630,720
Endeavor BioMedicines Inc Series C (b)(d)(e)	526,643	3,433,712
LifeMine Therapeutics Inc Series C (b)(d)(e)	1,950,028	2,925,042
Sonoma Biotherapeutics Inc Series B (b)(d)(e)	1,967,762	3,089,387
Sonoma Biotherapeutics Inc Series B1 (b)(d)(e)	1,049,456	1,930,999
T-Knife Therapeutics Inc Series B (b)(d)(e)	1,300,097	897,067
Treeline Biosciences Series A (b)(d)(e)	47,600	442,680
		18,254,501
Health Care Technology - 0.0%
Allotera Therapeutics Inc Series B (b)(d)(e)	580,277	899,429
Pharmaceuticals - 0.4%
Afferent Pharmaceuticals Inc Series C (b)(d)(e)	1,915,787	19
Kartos Therapeutics Inc Series C (b)(d)(e)	530,692	4,367,595
Mentari Therapeutics Inc Series A (d)(e)	1,457,407	4,343,073
		8,710,687
TOTAL UNITED STATES		27,864,617
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $47,666,554)		32,968,348

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Bright Peak Therapeutics Inc. 8% 2/28/2027 (d)(e) (Cost $756,033)	756,034	769,575

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	8,490,313	8,492,011
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	49,412,405	49,417,346
TOTAL MONEY MARKET FUNDS (Cost $57,905,850)			57,909,357

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,252,750,778)	2,242,448,412
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(38,127,837)
NET ASSETS - 100.0%	2,204,320,575

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,170,257 or 2.1% of net assets.

(e)	Level 3 security.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $17,437,749 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,311,939 or 0.5% of net assets.

(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Advancell Pty Ltd 0% 12/31/2199	7/10/2026	981,027

Advancell Pty Ltd Series D	7/10/2026	1,962,054

Afferent Pharmaceuticals Inc Series C	7/1/2015	0

Allotera Therapeutics Inc 0% 12/31/2199	6/14/2024	831,313

Allotera Therapeutics Inc Series B	7/9/2021	4,499,990

Bright Peak Therapeutics Inc. 8% 2/28/2027	6/2/2026	756,033

Bright Peak Therapeutics Inc. Series B	5/14/2021	7,499,997

Bright Peak Therapeutics Inc. Series C	5/7/2024	990,230

Candid Therapeutics	6/17/2026	15

Candid Therapeutics	6/17/2026	15,001

Candid Therapeutics milestone 1 rights	6/17/2026	105,004

Candid Therapeutics milestone 2 rights	6/17/2026	60,002

Cardurion Pharmaceuticals Inc Series B	7/10/2024	1,624,025

CellCentric Ltd Series D	5/1/2026	3,178,131

City Therapeutics Inc Series B	5/20/2026	631,994

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	1,305,135

Endeavor BioMedicines Inc Series C	4/22/2024	3,436,135

Enliven Therapeutics Inc	3/19/2024	1,024,800

Kartos Therapeutics Inc 3.6%	5/29/2026	41,466

Kartos Therapeutics Inc 3.6% 3/4/2027	3/4/2026	165,791

Kartos Therapeutics Inc 3.78% 7/10/2027	7/10/2026	60,792

Kartos Therapeutics Inc 3.78% 7/31/2027	7/31/2026	38,683

Kartos Therapeutics Inc Series C	8/22/2023	3,000,002

LB Pharmaceuticals Inc	7/29/2026	517,112

LifeMine Therapeutics Inc Series C	2/15/2022	3,971,408

Mentari Therapeutics Inc Series A	9/18/2025	2,000,000

Sonoma Biotherapeutics Inc Series B	7/26/2021	3,888,888

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,111,112

T-Knife Therapeutics Inc Series B	6/30/2021	7,500,000

Treeline Biosciences Series A	7/30/2021	372,588

Tubulis GmbH escrow shares	5/21/2026	126

Tubulis GmbH escrow shares	5/21/2026	21,798

Tubulis GmbH rights	5/21/2026	2,279,025

Zenas Biopharma Inc	10/8/2025	1,638,446

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Parabilis Medicines Inc	12/7/2026

Parabilis Medicines Inc	12/7/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	20,544,411	518,670,129	530,721,976	575,731	(704)	151	8,492,011	8,490,313
Fidelity Securities Lending Cash Central Fund	99,831,900	609,186,449	659,607,820	689,344	7,584	(767)	49,417,346	49,412,405
	120,376,311	1,127,856,578	1,190,329,796	1,265,075	6,880	(616)	57,909,357

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Tenax Therapeutics Inc	-	5,833,762	-	-	-	264,108	-	-
Total	-	5,833,762	-	-	-	264,108	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	2,148,530,774	2,128,076,732	17,971,615	2,482,427

Convertible Corporate Bonds
Health Care	2,270,358	-	-	2,270,358

Convertible Preferred Stocks
Health Care	32,968,348	-	-	32,968,348

Preferred Securities
Health Care	769,575	-	-	769,575

Money Market Funds	57,909,357	57,909,357	-	-
Total Investments in Securities:	2,242,448,412	2,185,986,089	17,971,615	38,490,708

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	963,316	-	-	963,316
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2026 ($)
Common Stocks	7	-	1,449	2,480,971	-	-	-	-	2,482,427	1,449
Convertible Preferred Stocks	27,188,319	4,190,536	2,383,327	7,772,179	(8,566,013)	-	-	-	32,968,348	856,811
Convertible Corporate Bonds	989,512	-	(6,913)	1,287,759	-	-	-	-	2,270,358	(6,913)
Preferred Securities	-	-	13,541	756,034	-	-	-	-	769,575	13,541

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Fidelity Advisor® Biotechnology Fund
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$2,184,539,055
Investments in securities, at value - affiliated issuers	57,909,357
Receivable for investments sold	8,925,972
Unrealized appreciation on unfunded commitments	963,316
Receivable for fund shares sold	5,916,114
Dividends receivable	2,280,939
Interest receivable	101,679
Distributions receivable from affiliated funds	126,778
Prepaid expenses	286
Total assets	2,260,763,496
Liabilities
Payable to custodian bank	3,276,571
Payable for investments purchased	1,394,527
Payable for fund shares redeemed	770,774
Accrued management fee	1,228,747
Distribution and service plan fees payable	309,948
Other payables and accrued expenses	84,929
Collateral on securities loaned	49,377,425
Total liabilities	56,442,921
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets	$2,204,320,575
Net assets consist of:
Paid in capital	920,062,744
Total accumulated earnings (loss)	1,284,257,831
Net Assets	$2,204,320,575

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($884,348,905/19,585,786 shares) a	$45.15
Maximum offering price per share (100/94.25 of $45.15)	$47.91
Class M
Net Asset Value and redemption price per share ($153,296,822/3,749,792 shares) a	$40.88
Maximum offering price per share (100/96.50 of $40.88)	$42.36
Class C
Net Asset Value and offering price per share ($65,304,985/1,894,013 shares) a	$34.48
Class I
Net Asset Value, offering price and redemption price per share ($911,298,794/18,291,297 shares)	$49.82
Class Z
Net Asset Value, offering price and redemption price per share ($190,071,069/3,803,017 shares)	$49.98

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	1,194,844,928
Affiliated issuers, cost	57,905,850
Securities loaned, market value	95,721,847
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$13,500,357
Dividends - affiliated issuers	1,265,075
Security lending income - unaffiliated issuers	50,175
Non-Cash dividends	3,043,684
Interest	7,620
Total investment income	17,866,911
Expenses
Management fee	12,169,643
Distribution and service plan fees	3,172,598
Custodian fees and expenses	33,881
Independent trustees' fees and expenses	5,881
Registration fees	92,679
Audit	71,371
Legal	2,693
Commitment fee	2,379
Miscellaneous	3,412
Total expenses	15,554,537
Expense reimbursements and reductions	(5,944)
Total expenses after reductions	15,548,593
Net investment income (loss)	2,318,318
Net realized gain (loss)
Investments - unaffiliated issuers	372,099,916
Investments - affiliated issuers	6,880
Foreign currency transactions	50,355
Net realized gain (loss)	372,157,151
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	473,522,874
Investments - affiliated issuers	(616)
Unfunded commitments	963,316
Assets and liabilities in foreign currencies	513
Total change in net unrealized appreciation (depreciation)	474,486,087
Net gain (loss)	846,643,238
Net increase (decrease) in net assets resulting from operations	$848,961,556
Other Information
Income from securities lending - Affiliated Issuers	689,344

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,318,318	$3,656,261
Net realized gain (loss)	372,157,151	3,774,677
Change in net unrealized appreciation (depreciation)	474,486,087	(160,729,426)
Net increase (decrease) in net assets resulting from operations	848,961,556	(153,298,488)
Distributions to shareholders
Distributions to shareholders	(26,227,583)	(87,826,457)
Total distributions	(26,227,583)	(87,826,457)
Net increase (decrease) in net assets resulting from share transactions	(17,453,100)	(172,019,334)
Total increase (decrease) in net assets	805,280,873	(413,144,279)
Net Assets
Beginning of period	1,399,039,702	1,812,183,981
End of period	$2,204,320,575	$1,399,039,702
Financial Highlights
Fidelity Advisor® Biotechnology Fund Class A

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$28.23	$32.34	$25.34	$22.00	$32.58
Income from Investment Operations
Net investment income (loss) A, B	.01	.05	.10	.02	(.06)
Net realized and unrealized gain (loss)	17.45	(2.53)	7.22	3.32	(5.16)
Total from investment operations	17.46	(2.48)	7.32	3.34	(5.22)
Distributions
Distributions from net investment income	(.45)	(.80)	(.32)	-	(.11)
Distributions from net realized gain	(.10)	(.84)	-	-	(5.25)
Total distributions	(.54) C	(1.63) C	(.32)	-	(5.36)
Net asset value, end of period	$45.15	$28.23	$32.34	$25.34	$22.00
Total Return D, E	62.21%	(7.60)%	29.21%	15.18%	(18.95)%
Ratios and Supplemental Data A, F, G
Ratio of expenses to average net assets before reductions	.94%	.96%	.99%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers, if any	.94%	.96%	.98%	1.00%	1.00%
Ratio of expenses to average net assets net of all reductions, if any	.94%	.96%	.98%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	.04%	.16%	.39%	.07%	(.23)%
Net assets, end of period	$884,348,905	$585,073,845	$737,152,466	$636,504,638	$594,911,472
Portfolio turnover rate H	54%	51%	73%	78%	43%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not include the effect of the sales charges.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class M

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$25.65	$29.56	$23.17	$20.17	$30.35
Income from Investment Operations
Net investment income (loss) A, B	(.07)	(.02)	.03	(.05)	(.13)
Net realized and unrealized gain (loss)	15.82	(2.30)	6.59	3.05	(4.73)
Total from investment operations	15.75	(2.32)	6.62	3.00	(4.86)
Distributions
Distributions from net investment income	(.42)	(.75)	(.23)	-	(.07)
Distributions from net realized gain	(.10)	(.84)	-	-	(5.25)
Total distributions	(.52)	(1.59)	(.23)	-	(5.32)
Net asset value, end of period	$40.88	$25.65	$29.56	$23.17	$20.17
Total Return C, D	61.77%	(7.81)%	28.87%	14.87%	(19.18)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	1.19%	1.21%	1.25%	1.29%	1.28%
Ratio of expenses to average net assets net of fee waivers, if any	1.19%	1.21%	1.24%	1.28%	1.28%
Ratio of expenses to average net assets net of all reductions, if any	1.19%	1.21%	1.24%	1.28%	1.28%
Ratio of net investment income (loss) to average net assets	(.21)%	(.09)%	.13%	(.20)%	(.51)%
Net assets, end of period	$153,296,822	$107,181,380	$130,546,655	$113,960,429	$109,815,145
Portfolio turnover rate G	54%	51%	73%	78%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class C

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$21.77	$25.31	$19.75	$17.27	$26.79
Income from Investment Operations
Net investment income (loss) A, B	(.20)	(.13)	(.07)	(.13)	(.21)
Net realized and unrealized gain (loss)	13.39	(1.97)	5.63	2.61	(4.07)
Total from investment operations	13.19	(2.10)	5.56	2.48	(4.28)
Distributions
Distributions from net investment income	(.39)	(.60)	-	-	-
Distributions from net realized gain	(.10)	(.84)	-	-	(5.24)
Total distributions	(.48) C	(1.44)	-	-	(5.24)
Net asset value, end of period	$34.48	$21.77	$25.31	$19.75	$17.27
Total Return D, E	60.99%	(8.25)%	28.15%	14.36%	(19.54)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	1.69%	1.71%	1.72%	1.76%	1.75%
Ratio of expenses to average net assets net of fee waivers, if any	1.69%	1.71%	1.72%	1.76%	1.74%
Ratio of expenses to average net assets net of all reductions, if any	1.69%	1.71%	1.72%	1.76%	1.74%
Ratio of net investment income (loss) to average net assets	(.72)%	(.59)%	(.35)%	(.69)%	(.97)%
Net assets, end of period	$65,304,985	$54,984,888	$92,045,601	$119,843,423	$168,796,936
Portfolio turnover rate H	54%	51%	73%	78%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class I

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$31.06	$35.37	$27.71	$23.99	$35.00
Income from Investment Operations
Net investment income (loss) A, B	.12	.13	.19	.09	.01
Net realized and unrealized gain (loss)	19.21	(2.74)	7.88	3.63	(5.61)
Total from investment operations	19.33	(2.61)	8.07	3.72	(5.60)
Distributions
Distributions from net investment income	(.47)	(.86)	(.41)	-	(.16)
Distributions from net realized gain	(.10)	(.84)	-	-	(5.25)
Total distributions	(.57)	(1.70)	(.41)	-	(5.41)
Net asset value, end of period	$49.82	$31.06	$35.37	$27.71	$23.99
Total Return C	62.58%	(7.32)%	29.53%	15.51%	(18.74)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.69%	.71%	.72%	.74%	.73%
Ratio of expenses to average net assets net of fee waivers, if any	.69%	.71%	.72%	.73%	.73%
Ratio of expenses to average net assets net of all reductions, if any	.69%	.71%	.72%	.73%	.73%
Ratio of net investment income (loss) to average net assets	.29%	.41%	.65%	.34%	.04%
Net assets, end of period	$911,298,794	$561,341,862	$768,135,863	$701,785,844	$697,078,898
Portfolio turnover rate F	54%	51%	73%	78%	43%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class Z

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$31.13	$35.47	$27.81	$24.04	$35.05
Income from Investment Operations
Net investment income (loss) A, B	.18	.17	.23	.13	.05
Net realized and unrealized gain (loss)	19.27	(2.76)	7.90	3.64	(5.62)
Total from investment operations	19.45	(2.59)	8.13	3.77	(5.57)
Distributions
Distributions from net investment income	(.50)	(.91)	(.47)	-	(.19)
Distributions from net realized gain	(.10)	(.84)	-	-	(5.25)
Total distributions	(.60)	(1.75)	(.47)	-	(5.44)
Net asset value, end of period	$49.98	$31.13	$35.47	$27.81	$24.04
Total Return C	62.81%	(7.24)%	29.69%	15.68%	(18.63)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.57%	.58%	.60%	.61%	.61%
Ratio of expenses to average net assets net of fee waivers, if any	.57%	.58%	.60%	.60%	.60%
Ratio of expenses to average net assets net of all reductions, if any	.57%	.58%	.59%	.60%	.60%
Ratio of net investment income (loss) to average net assets	.42%	.54%	.78%	.47%	.16%
Net assets, end of period	$190,071,069	$90,457,727	$84,303,396	$61,043,624	$62,728,768
Portfolio turnover rate F	54%	51%	73%	78%	43%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Financials Fund
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.7%
Financials - 0.7%
Insurance - 0.7%
AUB Group Ltd	244,332	4,761,075
FRANCE - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Amundi SA (c)(d)	33,100	3,601,270
GRAND CAYMAN (UK OVERSEAS TER) - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Patria Investments Ltd Class A (a)	433,600	4,691,552
MEXICO - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Bolsa Mexicana de Valores SAB de CV	1,741,141	3,869,426
PUERTO RICO - 0.8%
Financials - 0.8%
Banks - 0.8%
Popular Inc	30,071	5,268,740
UNITED KINGDOM - 1.6%
Financials - 1.6%
Insurance - 1.6%
Hiscox Ltd	269,400	6,568,187
Lancashire Holdings Ltd	538,766	4,374,884

TOTAL UNITED KINGDOM		10,943,071
UNITED STATES - 94.8%
Financials - 93.8%
Banks - 33.2%
Associated Banc-Corp	208,847	6,449,195
Bank of America Corp	754,856	46,763,329
BOK Financial Corp	39,500	5,580,955
Citigroup Inc	192,305	25,470,797
East West Bancorp Inc	42,600	5,580,600
Eastern Bankshares Inc (a)	275,100	6,316,296
First Interstate BancSystem Inc Class A (a)	75,252	2,861,081
Huntington Bancshares Inc/OH	288,000	4,907,520
KeyCorp	283,700	6,408,783
M&T Bank Corp	32,088	7,902,954
Old National Bancorp/IN	413,633	11,019,183
Truist Financial Corp	233,100	12,083,904
UMB Financial Corp	55,345	8,065,427
United Community Banks Inc/GA	98,500	3,490,840
US Bancorp	195,100	12,293,251
Wells Fargo & Co	523,528	45,258,996
WesBanco Inc	115,100	4,762,838
Wintrust Financial Corp	32,066	5,115,810
Zions Bancorp NA	54,900	3,826,530
		224,158,289
Capital Markets - 26.6%
Blue Owl Capital Inc Class A (a)	648,600	6,680,580
Carlyle Group Inc/The	82,600	3,801,252
Charles Schwab Corp/The	301,600	31,740,384
Evercore Inc Class A	7,500	2,404,200
Intercontinental Exchange Inc	17,700	2,698,896
KKR & Co Inc Class A	159,000	16,127,370
Lazard Inc	157,652	6,681,292
Lincoln International Inc Class A	4,300	89,440
LPL Financial Holdings Inc	26,500	9,373,050
MarketAxess Holdings Inc	21,200	3,440,760
Moody's Corp	17,000	8,132,460
Morgan Stanley	84,800	17,843,616
Nasdaq Inc	88,500	8,335,815
Northern Trust Corp	43,000	7,834,170
Perella Weinberg Partners Class A	138,000	2,435,700
Raymond James Financial Inc	70,750	12,450,585
State Street Corp	143,200	26,371,712
Virtu Financial Inc Class A	227,160	13,341,107
		179,782,389
Consumer Finance - 4.5%
Capital One Financial Corp	78,557	16,419,199
FirstCash Holdings Inc	35,771	7,297,642
SLM Corp (a)	263,400	6,847,082
		30,563,923
Financial Services - 14.6%
Apollo Global Management Inc	115,109	14,456,539
Corebridge Financial Inc	208,700	6,509,353
Corpay Inc (b)	23,700	9,056,007
Mastercard Inc Class A	103,700	59,430,470
Voya Financial Inc	96,400	9,585,052
		99,037,421
Insurance - 14.9%
American Financial Group Inc/OH	52,300	7,411,956
Arthur J Gallagher & Co	52,800	13,169,376
Assurant Inc	32,400	9,045,756
Baldwin Insurance Group Inc/The Class A (a)(b)	285,804	7,928,203
Brown & Brown Inc	96,000	6,758,400
Chubb Ltd	48,600	17,043,048
First American Financial Corp	128,400	9,628,716
Reinsurance Group of America Inc	95,400	22,595,490
Selective Insurance Group Inc	78,900	7,478,931
		101,059,876
TOTAL FINANCIALS		634,601,898
Industrials - 1.0%
Professional Services - 1.0%
TransUnion	87,200	6,855,664
TOTAL UNITED STATES		641,457,562
TOTAL COMMON STOCKS (Cost $427,830,010)		674,592,696

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	2,292,956	2,293,414
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	11,585,388	11,586,546
TOTAL MONEY MARKET FUNDS (Cost $13,879,950)			13,879,960

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $441,709,960)	688,472,656
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(12,014,282)
NET ASSETS - 100.0%	676,458,374

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,601,270 or 0.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,601,270 or 0.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,494,495	83,649,198	82,849,948	59,248	(341)	10	2,293,414	2,292,956
Fidelity Securities Lending Cash Central Fund	530,700	229,583,230	218,526,428	26,928	(956)	-	11,586,546	11,585,388
	2,025,195	313,232,428	301,376,376	86,176	(1,297)	10	13,879,960

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	667,737,032	662,975,957	4,761,075	-
Industrials	6,855,664	6,855,664	-	-

Money Market Funds	13,879,960	13,879,960	-	-
Total Investments in Securities:	688,472,656	683,711,581	4,761,075	-
Fidelity Advisor® Financials Fund
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$674,592,696
Investments in securities, at value - affiliated issuers	13,879,960
Cash	2,189,655
Receivable for investments sold	70,863
Receivable for fund shares sold	309,604
Dividends receivable	224,638
Distributions receivable from affiliated funds	8,241
Prepaid expenses	58
Total assets	691,275,715
Liabilities
Payable for investments purchased	2,189,655
Payable for fund shares redeemed	485,213
Accrued management fee	380,366
Distribution and service plan fees payable	123,073
Other payables and accrued expenses	51,531
Collateral on securities loaned	11,587,503
Total liabilities	14,817,341
Net Assets	$676,458,374
Net assets consist of:
Paid in capital	404,598,103
Total accumulated earnings (loss)	271,860,271
Net Assets	$676,458,374

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($276,782,200/6,695,927 shares) a	$41.34
Maximum offering price per share (100/94.25 of $41.34)	$43.86
Class M
Net Asset Value and redemption price per share ($97,614,518/2,400,215 shares) a	$40.67
Maximum offering price per share (100/96.50 of $40.67)	$42.14
Class C
Net Asset Value and offering price per share ($31,671,799/836,042 shares) a	$37.88
Class I
Net Asset Value, offering price and redemption price per share ($206,898,930/4,807,826 shares)	$43.03
Class Z
Net Asset Value, offering price and redemption price per share ($63,490,927/1,476,580 shares)	$43.00

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	427,830,010
Affiliated issuers, cost	13,879,950
Securities loaned, market value	28,471,431
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$15,066,657
Dividends - affiliated issuers	86,176
Security lending income - unaffiliated issuers	5,458
Total investment income	15,158,291
Expenses
Management fee	4,639,325
Distribution and service plan fees	1,444,470
Custodian fees and expenses	25,026
Independent trustees' fees and expenses	2,381
Registration fees	112,425
Audit	53,537
Legal	1,004
Interest	12,247
Commitment fee	969
Miscellaneous	1,483
Total expenses	6,292,867
Net investment income (loss)	8,865,424
Net realized gain (loss)
Investments - unaffiliated issuers	35,687,837
Investments - affiliated issuers	(1,297)
Foreign currency transactions	(1,961)
Net realized gain (loss)	35,684,579
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	54,431,883
Investments - affiliated issuers	10
Assets and liabilities in foreign currencies	(171)
Total change in net unrealized appreciation (depreciation)	54,431,722
Net gain (loss)	90,116,301
Net increase (decrease) in net assets resulting from operations	$98,981,725
Other Information
Income from securities lending - Affiliated Issuers	26,928

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,865,424	$8,610,243
Net realized gain (loss)	35,684,579	48,755,562
Change in net unrealized appreciation (depreciation)	54,431,722	51,741,863
Net increase (decrease) in net assets resulting from operations	98,981,725	109,107,668
Distributions to shareholders
Distributions to shareholders	(47,860,089)	(29,319,932)
Total distributions	(47,860,089)	(29,319,932)
Net increase (decrease) in net assets resulting from share transactions	(58,384,461)	96,518,976
Total increase (decrease) in net assets	(7,262,825)	176,306,712
Net Assets
Beginning of period	683,721,199	507,414,487
End of period	$676,458,374	$683,721,199
Financial Highlights
Fidelity Advisor® Financials Fund Class A

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$37.78	$32.88	$25.84	$26.31	$28.41
Income from Investment Operations
Net investment income (loss) A, B	.47	.47	.51	.51	.44
Net realized and unrealized gain (loss)	5.70	6.11	7.17	.50	(1.32)
Total from investment operations	6.17	6.58	7.68	1.01	(.88)
Distributions
Distributions from net investment income	(.51)	(.44)	(.64)	(.45)	(.43)
Distributions from net realized gain	(2.10)	(1.25)	-	(1.03)	(.80)
Total distributions	(2.61)	(1.68) C	(.64)	(1.48)	(1.22) C
Net asset value, end of period	$41.34	$37.78	$32.88	$25.84	$26.31
Total Return D, E	16.96%	20.42%	30.18%	4.17%	(3.40)%
Ratios and Supplemental Data A, F, G
Ratio of expenses to average net assets before reductions	.99%	1.00%	1.03%	1.05%	1.03%
Ratio of expenses to average net assets net of fee waivers, if any	.99%	1.00%	1.03%	1.04%	1.03%
Ratio of expenses to average net assets net of all reductions, if any	.99%	1.00%	1.03%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets	1.24%	1.34%	1.83%	2.02%	1.55%
Net assets, end of period	$276,782,200	$262,933,634	$203,327,831	$169,271,084	$189,413,013
Portfolio turnover rate H	25%	49%	44% I	55%	40%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not include the effect of the sales charges.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class M

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$37.22	$32.43	$25.49	$25.98	$28.08
Income from Investment Operations
Net investment income (loss) A, B	.37	.38	.44	.44	.37
Net realized and unrealized gain (loss)	5.61	6.02	7.07	.49	(1.31)
Total from investment operations	5.98	6.40	7.51	.93	(.94)
Distributions
Distributions from net investment income	(.43)	(.36)	(.57)	(.39)	(.37)
Distributions from net realized gain	(2.10)	(1.25)	-	(1.03)	(.80)
Total distributions	(2.53)	(1.61)	(.57)	(1.42)	(1.16) C
Net asset value, end of period	$40.67	$37.22	$32.43	$25.49	$25.98
Total Return D, E	16.66%	20.10%	29.90%	3.88%	(3.63)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	1.24%	1.24%	1.27%	1.29%	1.28%
Ratio of expenses to average net assets net of fee waivers, if any	1.24%	1.24%	1.27%	1.28%	1.28%
Ratio of expenses to average net assets net of all reductions, if any	1.24%	1.24%	1.27%	1.28%	1.28%
Ratio of net investment income (loss) to average net assets	.99%	1.10%	1.60%	1.78%	1.30%
Net assets, end of period	$97,614,518	$90,286,540	$76,610,821	$64,588,318	$69,176,385
Portfolio turnover rate H	25%	49%	44% I	55%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns do not include the effect of the sales charges.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class C

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$34.80	$30.43	$23.92	$24.44	$26.48
Income from Investment Operations
Net investment income (loss) A, B	.18	.19	.28	.30	.21
Net realized and unrealized gain (loss)	5.21	5.64	6.64	.46	(1.23)
Total from investment operations	5.39	5.83	6.92	.76	(1.02)
Distributions
Distributions from net investment income	(.21)	(.22)	(.41)	(.25)	(.23)
Distributions from net realized gain	(2.10)	(1.25)	-	(1.03)	(.80)
Total distributions	(2.31)	(1.46) C	(.41)	(1.28)	(1.02) C
Net asset value, end of period	$37.88	$34.80	$30.43	$23.92	$24.44
Total Return D, E	16.06%	19.53%	29.23%	3.38%	(4.13)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	1.74%	1.75%	1.78%	1.79%	1.79%
Ratio of expenses to average net assets net of fee waivers, if any	1.74%	1.75%	1.77%	1.79%	1.78%
Ratio of expenses to average net assets net of all reductions, if any	1.74%	1.75%	1.77%	1.79%	1.78%
Ratio of net investment income (loss) to average net assets	.51%	.59%	1.09%	1.27%	.80%
Net assets, end of period	$31,671,799	$36,180,589	$36,108,310	$41,338,668	$58,176,670
Portfolio turnover rate H	25%	49%	44% I	55%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class I

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$39.23	$34.10	$26.77	$27.20	$29.32
Income from Investment Operations
Net investment income (loss) A, B	.60	.59	.61	.60	.54
Net realized and unrealized gain (loss)	5.92	6.34	7.43	.52	(1.37)
Total from investment operations	6.52	6.93	8.04	1.12	(.83)
Distributions
Distributions from net investment income	(.62)	(.55)	(.71)	(.53)	(.50)
Distributions from net realized gain	(2.10)	(1.25)	-	(1.03)	(.80)
Total distributions	(2.72)	(1.80)	(.71)	(1.55) C	(1.29) C
Net asset value, end of period	$43.03	$39.23	$34.10	$26.77	$27.20
Total Return D	17.25%	20.75%	30.52%	4.47%	(3.13)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.72%	.72%	.76%	.77%	.76%
Ratio of expenses to average net assets net of fee waivers, if any	.72%	.72%	.75%	.77%	.76%
Ratio of expenses to average net assets net of all reductions, if any	.72%	.72%	.75%	.77%	.76%
Ratio of net investment income (loss) to average net assets	1.52%	1.62%	2.11%	2.29%	1.82%
Net assets, end of period	$206,898,930	$212,456,308	$124,435,408	$110,243,589	$131,118,415
Portfolio turnover rate G	25%	49%	44% H	55%	40%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class Z

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$39.21	$34.07	$26.71	$27.16	$29.28
Income from Investment Operations
Net investment income (loss) A, B	.66	.64	.63	.63	.57
Net realized and unrealized gain (loss)	5.91	6.33	7.44	.51	(1.37)
Total from investment operations	6.57	6.97	8.07	1.14	(.80)
Distributions
Distributions from net investment income	(.68)	(.58)	(.71)	(.57)	(.53)
Distributions from net realized gain	(2.10)	(1.25)	-	(1.03)	(.80)
Total distributions	(2.78)	(1.83)	(.71)	(1.59) C	(1.32) C
Net asset value, end of period	$43.00	$39.21	$34.07	$26.71	$27.16
Total Return D	17.42%	20.89%	30.73%	4.58%	(3.03)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.59%	.59%	.63%	.64%	.64%
Ratio of expenses to average net assets net of fee waivers, if any	.59%	.59%	.62%	.64%	.63%
Ratio of expenses to average net assets net of all reductions, if any	.59%	.59%	.62%	.64%	.63%
Ratio of net investment income (loss) to average net assets	1.67%	1.75%	2.24%	2.42%	1.95%
Net assets, end of period	$63,490,927	$81,864,128	$66,932,117	$87,819,361	$63,008,508
Portfolio turnover rate G	25%	49%	44% H	55%	40%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
UNITED STATES - 98.7%
Industrials - 97.2%
Aerospace & Defense - 30.9%
Axon Enterprise Inc (a)	83,200	43,909,632
Beta Technologies Inc Class A (a)	8,400	159,012
Boeing Co (a)	617,722	133,514,433
GE Aerospace	487,840	175,656,549
General Dynamics Corp	90,400	34,661,168
HEICO Corp Class A	85,200	21,920,256
Howmet Aerospace Inc	341,995	96,531,509
Karman Holdings Inc (a)(b)	92,000	4,429,800
RTX Corp	351,527	75,655,641
StandardAero Inc (a)	878,030	25,735,059
Textron Inc	157,300	13,411,398
TransDigm Group Inc	33,851	42,462,017
		668,046,474
Air Freight & Logistics - 1.0%
CH Robinson Worldwide Inc	150,150	22,181,659
Building Products - 8.8%
Fortune Brands Innovations Inc	325,400	16,029,204
Hayward Holdings Inc (a)	1,075,900	16,278,367
Johnson Controls International plc	235,357	34,517,458
Madison Air Solutions Corp Class A	386,300	11,225,878
Simpson Manufacturing Co Inc	70,859	13,303,069
Trane Technologies PLC	218,635	99,467,993
		190,821,969
Commercial Services & Supplies - 3.2%
Cintas Corp	198,300	40,578,129
Republic Services Inc	136,900	28,824,295
		69,402,424
Construction & Engineering - 5.0%
Comfort Systems USA Inc	17,502	30,273,034
Quanta Services Inc	93,500	62,398,160
WillScot Holdings Corp	598,300	14,526,724
		107,197,918
Electrical Equipment - 13.6%
Acuity Inc	138,609	45,517,810
AMETEK Inc	152,354	36,825,485
Eaton Corp PLC	182,216	75,656,083
GE Vernova Inc	137,009	135,678,643
		293,678,021
Ground Transportation - 5.6%
CSX Corp	134,452	6,776,381
Knight-Swift Transportation Holdings Inc	177,200	12,320,716
Old Dominion Freight Line Inc	170,700	36,212,298
Uber Technologies Inc (a)	470,700	33,118,452
XPO Inc (a)	160,703	32,296,482
		120,724,329
Industrial Conglomerates - 1.8%
3M Co	217,100	38,270,388
Machinery - 24.3%
Caterpillar Inc	70,100	57,118,181
Cummins Inc	94,337	59,828,525
Deere & Co	47,900	28,388,893
Dover Corp	226,481	46,342,542
Ingersoll Rand Inc	690,207	57,549,460
ITT Inc (b)	290,409	56,914,356
PACCAR Inc	474,400	62,943,392
Parker-Hannifin Corp	95,313	93,076,004
RBC Bearings Inc (a)	15,100	8,324,781
Westinghouse Air Brake Technologies Corp	187,900	54,652,594
		525,138,728
Trading Companies & Distributors - 3.0%
United Rentals Inc	34,250	36,964,655
WW Grainger Inc	20,159	27,864,173
		64,828,828
TOTAL INDUSTRIALS		2,100,290,738
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
GPGI Inc Class A	459,990	6,071,868
Materials - 1.2%
Construction Materials - 1.2%
James Hardie Industries PLC (a)	1,015,700	26,702,753
TOTAL UNITED STATES		2,133,065,359
TOTAL COMMON STOCKS (Cost $1,306,499,323)		2,133,065,359

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	23,891,607	23,896,386
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	20,187,097	20,189,115
TOTAL MONEY MARKET FUNDS (Cost $44,083,256)			44,085,501

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,350,582,579)	2,177,150,860
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(15,606,114)
NET ASSETS - 100.0%	2,161,544,746

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	9,676,992	358,744,176	345,551,484	440,494	(650)	2,245	23,896,386	23,891,607
Fidelity Securities Lending Cash Central Fund	18,794,664	1,443,587,396	1,442,192,220	28,519	(725)	-	20,189,115	20,187,097
	28,471,656	1,802,331,572	1,787,743,704	469,013	(1,375)	2,245	44,085,501

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	2,100,290,738	2,100,290,738	-	-
Information Technology	6,071,868	6,071,868	-	-
Materials	26,702,753	26,702,753	-	-

Money Market Funds	44,085,501	44,085,501	-	-
Total Investments in Securities:	2,177,150,860	2,177,150,860	-	-
Fidelity Advisor® Industrials Fund
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$2,133,065,359
Investments in securities, at value - affiliated issuers	44,085,501
Receivable for investments sold	15,111,634
Receivable for fund shares sold	2,249,735
Dividends receivable	390,391
Distributions receivable from affiliated funds	60,694
Prepaid expenses	396
Other receivables	181,180
Total assets	2,195,144,890
Liabilities
Payable to custodian bank	9,420,060
Payable for investments purchased	1,108,428
Payable for fund shares redeemed	1,342,546
Accrued management fee	1,137,873
Distribution and service plan fees payable	171,817
Other payables and accrued expenses	229,579
Collateral on securities loaned	20,189,841
Total liabilities	33,600,144
Net Assets	$2,161,544,746
Net assets consist of:
Paid in capital	1,275,513,970
Total accumulated earnings (loss)	886,030,776
Net Assets	$2,161,544,746

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($456,031,232/6,924,637 shares) a	$65.86
Maximum offering price per share (100/94.25 of $65.86)	$69.87
Class M
Net Asset Value and redemption price per share ($100,193,027/1,596,389 shares) a	$62.76
Maximum offering price per share (100/96.50 of $62.76)	$65.04
Class C
Net Asset Value and offering price per share ($41,382,476/799,049 shares) a	$51.79
Industrials Portfolio
Net Asset Value, offering price and redemption price per share ($1,087,651,225/14,996,864 shares)	$72.53
Class I
Net Asset Value, offering price and redemption price per share ($352,696,325/4,864,519 shares)	$72.50
Class Z
Net Asset Value, offering price and redemption price per share ($123,590,461/1,702,764 shares)	$72.58

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	1,306,499,323
Affiliated issuers, cost	44,083,256
Securities loaned, market value	20,099,073
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$10,464,288
Dividends - affiliated issuers	469,013
Security lending income - unaffiliated issuers	1,785
Total investment income	10,935,086
Expenses
Management fee	10,611,345
Distribution and service plan fees	1,809,335
Custodian fees and expenses	19,721
Independent trustees' fees and expenses	5,282
Registration fees	189,618
Audit	55,592
Legal	2,121
Interest	2,082
Commitment fee	2,151
Miscellaneous	1,946
Total expenses	12,699,193
Expense reimbursements and reductions	(23,752)
Total expenses after reductions	12,675,441
Net investment income (loss)	(1,740,355)
Net realized gain (loss)
Investments - unaffiliated issuers	90,569,380
Investments - affiliated issuers	(1,375)
Redemptions in-kind	22,130,389
Net realized gain (loss)	112,698,394
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	253,745,812
Investments - affiliated issuers	2,245
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)	253,748,043
Net gain (loss)	366,446,437
Net increase (decrease) in net assets resulting from operations	$364,706,082
Other Information
Income from securities lending - Affiliated Issuers	28,519

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,740,355)	$(458,146)
Net realized gain (loss)	112,698,394	26,573,267
Change in net unrealized appreciation (depreciation)	253,748,043	129,514,452
Net increase (decrease) in net assets resulting from operations	364,706,082	155,629,573
Distributions to shareholders
Distributions to shareholders	(26,174,038)	(24,480,680)
Total distributions	(26,174,038)	(24,480,680)
Net increase (decrease) in net assets resulting from share transactions	1,016,130,571	93,722,990
Total increase (decrease) in net assets	1,354,662,615	224,871,883
Net Assets
Beginning of period	806,882,131	582,010,248
End of period	$2,161,544,746	$806,882,131
Financial Highlights
Fidelity Advisor® Industrials Fund Class A

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$55.21	$45.68	$39.24	$34.23	$45.64
Income from Investment Operations
Net investment income (loss) A, B	(.12)	(.06) C	.01 D	(.05) E	(.14)
Net realized and unrealized gain (loss)	11.73	11.43	9.77	6.24	(2.62)
Total from investment operations	11.61	11.37	9.78	6.19	(2.76)
Distributions
Distributions from net investment income	-	(.08)	-	(.02)	-
Distributions from net realized gain	(.96)	(1.76)	(3.34)	(1.16)	(8.65)
Total distributions	(.96)	(1.84)	(3.34)	(1.18)	(8.65)
Net asset value, end of period	$65.86	$55.21	$45.68	$39.24	$34.23
Total Return F, G	21.35%	25.70%	26.64%	18.68%	(7.79)%
Ratios and Supplemental Data A, H, I
Ratio of expenses to average net assets before reductions	.95%	.98%	1.00%	1.03%	1.02%
Ratio of expenses to average net assets net of fee waivers, if any	.95%	.98%	1.00%	1.03%	1.01%
Ratio of expenses to average net assets net of all reductions, if any	.95%	.98%	1.00%	1.03%	1.01%
Ratio of net investment income (loss) to average net assets	(.20)%	(.12)% C	.02% D	(.13)% E	(.35)%
Net assets, end of period	$456,031,232	$355,052,753	$275,457,415	$226,370,317	$214,575,919
Portfolio turnover rate L	34% J, K	29%	29% K	189% K	106%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.2%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.1%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.25%.

FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Industrials Fund Class M

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$52.79	$43.74	$37.77	$33.05	$44.31
Income from Investment Operations
Net investment income (loss) A, B	(.25)	(.17) C	(.09) D	(.13) E	(.23)
Net realized and unrealized gain (loss)	11.18	10.94	9.36	6.01	(2.53)
Total from investment operations	10.93	10.77	9.27	5.88	(2.76)
Distributions
Distributions from net realized gain	(.96)	(1.72)	(3.30)	(1.16)	(8.50)
Total distributions	(.96)	(1.72)	(3.30)	(1.16)	(8.50)
Net asset value, end of period	$62.76	$52.79	$43.74	$37.77	$33.05
Total Return F, G	21.04%	25.40%	26.30%	18.39%	(8.03)%
Ratios and Supplemental Data B, H, I
Ratio of expenses to average net assets before reductions	1.20%	1.23%	1.25%	1.29%	1.27%
Ratio of expenses to average net assets net of fee waivers, if any	1.20%	1.23%	1.25%	1.28%	1.27%
Ratio of expenses to average net assets net of all reductions, if any	1.20%	1.23%	1.25%	1.28%	1.27%
Ratio of net investment income (loss) to average net assets	(.44)%	(.37)% C	(.23)% D	(.38)% E	(.60)%
Net assets, end of period	$100,193,027	$84,708,181	$67,472,064	$54,174,849	$49,500,836
Portfolio turnover rate L	34% J, K	29%	29% K	189% K	106%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.45%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.35%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.51%.

FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Industrials Fund Class C

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$43.94	$36.87	$32.48	$28.72	$39.46
Income from Investment Operations
Net investment income (loss) A, B	(.44)	(.34) C	(.24) D	(.26) E	(.37)
Net realized and unrealized gain (loss)	9.25	9.13	7.93	5.18	(2.19)
Total from investment operations	8.81	8.79	7.69	4.92	(2.56)
Distributions
Distributions from net realized gain	(.96)	(1.72)	(3.30)	(1.16)	(8.18)
Total distributions	(.96)	(1.72)	(3.30)	(1.16)	(8.18)
Net asset value, end of period	$51.79	$43.94	$36.87	$32.48	$28.72
Total Return F, G	20.44%	24.73%	25.68%	17.81%	(8.48)%
Ratios and Supplemental Data B, H, I
Ratio of expenses to average net assets before reductions	1.70%	1.74%	1.76%	1.79%	1.77%
Ratio of expenses to average net assets net of fee waivers, if any	1.70%	1.74%	1.76%	1.78%	1.77%
Ratio of expenses to average net assets net of all reductions, if any	1.70%	1.74%	1.76%	1.78%	1.77%
Ratio of net investment income (loss) to average net assets	(.94)%	(.88)% C	(.74)% D	(.89)% E	(1.10)%
Net assets, end of period	$41,382,476	$35,335,522	$33,930,157	$33,292,753	$37,417,299
Portfolio turnover rate L	34% J, K	29%	29% J	189% J	106%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.96%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.86%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -1.01%.

FTotal returns do not include the effect of the contingent deferred sales charge.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Industrials Portfolio

Years ended July 31,	2026 A
Selected Per Share Data
Net asset value, beginning of period	$60.56
Income from Investment Operations
Net investment income (loss) B, C	(.04)
Net realized and unrealized gain (loss)	12.97
Total from investment operations	12.93
Distributions
Distributions from net realized gain	(.96)
Total distributions	(.96)
Net asset value, end of period	$72.53
Total Return D, E	21.65%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.64% H
Ratio of expenses to average net assets net of fee waivers, if any	.64% H
Ratio of expenses to average net assets net of all reductions, if any	.64% H
Ratio of net investment income (loss) to average net assets	(.07)% H
Net assets, end of period	$1,087,651,225
Portfolio turnover rate K	34% I, J

AFor the period October 9, 2025 (commencement of sale of shares) through July 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Industrials Fund Class I

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$60.54	$49.94	$42.55	$36.95	$48.64
Income from Investment Operations
Net investment income (loss) A, B	.04	.08 C	.13 D	.05 E	(.03)
Net realized and unrealized gain (loss)	12.88	12.53	10.65	6.77	(2.84)
Total from investment operations	12.92	12.61	10.78	6.82	(2.87)
Distributions
Distributions from net investment income	-	(.24)	-	(.06)	-
Distributions from net realized gain	(.96)	(1.76)	(3.39)	(1.16)	(8.82)
Total distributions	(.96)	(2.01) F	(3.39)	(1.22)	(8.82)
Net asset value, end of period	$72.50	$60.54	$49.94	$42.55	$36.95
Total Return G	21.64%	26.05%	26.97%	19.02%	(7.55)%
Ratios and Supplemental Data A, H, I
Ratio of expenses to average net assets before reductions	.69%	.71%	.74%	.76%	.75%
Ratio of expenses to average net assets net of fee waivers, if any	.69%	.71%	.73%	.76%	.75%
Ratio of expenses to average net assets net of all reductions, if any	.69%	.71%	.73%	.76%	.75%
Ratio of net investment income (loss) to average net assets	.06%	.15% C	.29% D	.14% E	(.08)%
Net assets, end of period	$352,696,325	$263,765,447	$157,454,868	$140,764,336	$145,848,818
Portfolio turnover rate L	34% J, K	29%	29% K	189% K	106%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.07%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.16%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.02%.

FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Industrials Fund Class Z

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$60.53	$49.95	$42.52	$36.91	$48.61
Income from Investment Operations
Net investment income (loss) A, B	.10	.14 C	.18 D	.10 E	.02
Net realized and unrealized gain (loss)	12.91	12.52	10.65	6.75	(2.83)
Total from investment operations	13.01	12.66	10.83	6.85	(2.81)
Distributions
Distributions from net investment income	-	(.32)	-	(.08)	-
Distributions from net realized gain	(.96)	(1.76)	(3.40)	(1.16)	(8.89)
Total distributions	(.96)	(2.08)	(3.40)	(1.24)	(8.89)
Net asset value, end of period	$72.58	$60.53	$49.95	$42.52	$36.91
Total Return F	21.79%	26.20%	27.12%	19.14%	(7.42)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.57%	.59%	.61%	.64%	.63%
Ratio of expenses to average net assets net of fee waivers, if any	.57%	.59%	.61%	.63%	.62%
Ratio of expenses to average net assets net of all reductions, if any	.57%	.59%	.61%	.63%	.62%
Ratio of net investment income (loss) to average net assets	.15%	.27% C	.41% D	.26% E	.04%
Net assets, end of period	$123,590,461	$68,020,228	$47,695,744	$104,119,842	$23,973,798
Portfolio turnover rate K	34% I, J	29%	29% J	189% J	106%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.19%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.29%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.14%.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	405,132	1,450,372
ISRAEL - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Nova Ltd (b)(e)	299,632	117,117,160
JAPAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Allegro MicroSystems Inc (b)	2,410,090	100,018,735
Kioxia Holdings Corp (b)	238,600	66,506,515

TOTAL JAPAN		166,525,250
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc	10,670	11,972,462
NETHERLANDS - 8.9%
Information Technology - 8.9%
Semiconductors & Semiconductor Equipment - 8.9%
ASML Holding NV depository receipt	210,848	343,471,392
NXP Semiconductors NV	1,287,712	295,092,082

TOTAL NETHERLANDS		638,563,474
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Silicon Motion Technology Corp ADR	246,130	62,418,568
Taiwan Semiconductor Manufacturing Co Ltd ADR	70,658	28,563,497

TOTAL TAIWAN		90,982,065
UNITED STATES - 84.2%
Industrials - 0.0%
Electrical Equipment - 0.0%
Empower Semiconductor Inc (c)(d)	248,000	27,280
Information Technology - 84.2%
Electronic Equipment, Instruments & Components - 0.5%
Aeva Technologies Inc (b)(e)	23,620	414,295
Coherent Corp (b)	131,300	34,517,457
		34,931,752
Semiconductors & Semiconductor Equipment - 79.3%
Advanced Micro Devices Inc (b)	234,100	111,466,715
Applied Materials Inc	28,500	14,468,595
ARM Holdings PLC ADR (b)(e)	333,827	80,014,994
Astera Labs Inc (b)	1,128,234	351,140,268
Broadcom Inc	2,843,173	1,106,790,385
Cerebras Systems Inc (f)	116,400	21,973,352
Cerebras Systems Inc Class A (b)(e)	235,000	46,696,850
Credo Technology Group Holding Ltd (b)	70,952	14,686,354
Entegris Inc	247,200	29,429,160
GlobalFoundries Inc	5,001,462	250,023,085
Impinj Inc (b)	152,359	23,061,058
Intel Corp (b)	182,500	16,461,500
KLA Corp	320,000	58,502,400
Lam Research Corp	899,541	263,583,504
MACOM Technology Solutions Holdings Inc (b)	592,692	149,026,476
Marvell Technology Inc	2,390,362	448,336,297
Micron Technology Inc	355,701	292,752,594
Monolithic Power Systems Inc	242,622	345,986,251
NVIDIA Corp	8,766,836	1,759,942,327
ON Semiconductor Corp (b)	3,746,504	305,752,191
SiTime Corp (b)	400	214,080
Synaptics Inc (b)(e)	51,221	5,497,038
Teradyne Inc	50,700	18,641,883
Wolfspeed Inc	759	17,928
		5,714,465,285
Software - 0.0%
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	122,702	423,322
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	122,702	236,815
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	122,702	50,308
Celestial AI Inc escrow shares (c)(d)	122,702	0
		710,445
Technology Hardware, Storage & Peripherals - 4.4%
Sandisk Corp (b)	48,200	58,554,806
Western Digital Corp	468,915	255,483,649
		314,038,455
TOTAL INFORMATION TECHNOLOGY		6,064,145,937
TOTAL UNITED STATES		6,064,173,217
TOTAL COMMON STOCKS (Cost $3,886,062,534)		7,090,784,000

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d) (Cost $476,900)	476,900	557,973

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(c)(d)	21,300	2,968,794
ISRAEL - 0.4%
Industrials - 0.3%
Electrical Equipment - 0.3%
Element Labs Inc Series A (b)(c)(d)	199,700	4,688,956
Element Labs Inc Series B (b)(c)(d)	88,900	2,145,157
Element Labs Inc Series C (c)(d)	651,200	17,999,168
TOTAL INDUSTRIALS		24,833,281
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Xsight Labs Ltd Series G (c)(d)	245,900	4,128,661
TOTAL ISRAEL		28,961,942
NETHERLANDS - 0.2%
Information Technology - 0.2%
Software - 0.2%
Nearfield Instruments Series D (c)(d)	1,700	11,769,148
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	11,132	131,469
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	1,740	147,848
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	21,358	1,898,085
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	1,019	88,072
TOTAL FINANCIALS		2,265,474
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Frore Systems Inc Series C (b)(c)(d)	143,630	4,129,363
Frore Systems Inc Series D (c)(d)	238,637	7,948,999
Menlo Microsystems Inc Series C (b)(c)(d)	79,800	43,890
Menlo Microsystems Inc Series C-1 (c)(d)	1,223,600	1,345,960
		13,468,212
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)(d)	48,363	1,547,132
Alif Semiconductor Series D (b)(c)(d)	48,000	1,610,400
Danger Devices Inc Series B (b)(c)(d)	1,157,700	1,041,930
Retym Inc Series C (b)(c)(d)	55,074	670,251
Retym Inc Series D (b)(c)(d)	13,663	173,656
SiMa Technologies Inc Series B (b)(c)(d)	30,638	223,045
SiMa Technologies Inc Series B1 (b)(c)(d)	18,145	149,152
		5,415,566
Software - 0.0%
Density AI Inc (c)(d)	623,100	1,077,963
Lyte AI Inc Series B (b)(c)(d)	34,117	1,050,121
Lyte AI Inc Series C (c)(d)	43,300	1,593,873
		3,721,957
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	32,553	1,990,290
Lightmatter Inc Series C2 (b)(c)(d)	5,113	319,614
Lightmatter Inc Series D (b)(c)(d)	23,200	1,783,152
		4,093,056
TOTAL INFORMATION TECHNOLOGY		26,698,791
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	18,335	623,573
TOTAL UNITED STATES		29,587,838
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $60,619,938)		73,287,722

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(g)	2,006,368	2,062,747
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	54,247	113,182
SiMa Technologies Inc 7.5% 12/31/2027 (c)(d)	561,000	926,613

TOTAL UNITED STATES		1,039,795
TOTAL PREFERRED SECURITIES (Cost $2,621,615)		3,102,542

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	35,904,591	35,911,773
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	33,098,439	33,101,748
TOTAL MONEY MARKET FUNDS (Cost $69,011,289)			69,013,521

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $4,018,792,276)	7,236,745,758
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(32,991,564)
NET ASSETS - 100.0%	7,203,754,194

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,136,334 or 1.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $21,973,352 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	142,053

Alif Semiconductor Series C	3/8/2022	981,698

Alif Semiconductor Series D	4/11/2025	1,296,821

Celestial AI Inc (Milestone 1) rights	2/25/2025	255,356

Celestial AI Inc (Milestone 2) rights	2/25/2025	196,211

Celestial AI Inc (Milestone 3) rights	2/25/2025	57,267

Celestial AI Inc escrow shares	2/25/2025	0

Danger Devices Inc Series B	3/5/2025	1,042,509

Density AI Inc	12/5/2025	928,410

Diamond Foundry Inc Series C	3/15/2021	440,040

Element Labs Inc Series A	2/11/2025	736,613

Element Labs Inc Series B	6/27/2025	780,444

Element Labs Inc Series C	4/16/2026	18,065,721

Empower Semiconductor Inc	7/7/2026	27,280

Frore Systems Inc Series C	5/10/2024	2,308,192

Frore Systems Inc Series D	2/26/2026	8,000,854

Lightmatter Inc Series C1	5/19/2023	535,718

Lightmatter Inc Series C2	12/18/2023	132,947

Lightmatter Inc Series D	10/11/2024	1,861,348

Lyte AI Inc Series B	8/13/2024	432,812

Lyte AI Inc Series C	6/24/2026	1,595,124

Menlo Microsystems Inc Series C	2/9/2022	105,775

Menlo Microsystems Inc Series C-1	4/17/2026	1,343,635

Nearfield Instruments Series D	5/22/2026	11,855,122

Retym Inc Series C	5/17/2023 - 6/20/2023	428,575

Retym Inc Series D	1/29/2025	144,650

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 7/3/2026	54,247

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	561,000

SiMa Technologies Inc Series B	5/10/2021	157,094

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	128,664

Taalas Inc 0%	12/23/2025	2,006,368

Taalas Inc Series B	2/19/2025	1,169,655

Taalas Inc warrants	12/23/2025	405,132

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	476,900

Tenstorrent Holdings Inc Series C1	4/23/2021	103,509

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,683,575

Tenstorrent Holdings Inc Series D2	7/17/2024	77,424

Xsight Labs Ltd Series G	5/7/2026 - 7/10/2026	4,140,956

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc	11/10/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	126,070,951	2,814,845,182	2,905,026,279	3,146,132	19,687	2,232	35,911,773	35,904,591
Fidelity Securities Lending Cash Central Fund	46,777,640	1,834,368,650	1,848,057,831	162,921	13,289	-	33,101,748	33,098,439
	172,848,591	4,649,213,832	4,753,084,110	3,309,053	32,976	2,232	69,013,521

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	27,280	-	-	27,280
Information Technology	7,090,756,720	6,988,143,574	100,452,329	2,160,817

Convertible Corporate Bonds
Financials	557,973	-	-	557,973

Convertible Preferred Stocks
Financials	2,265,474	-	-	2,265,474
Industrials	24,833,281	-	-	24,833,281
Information Technology	45,565,394	-	-	45,565,394
Materials	623,573	-	-	623,573

Preferred Securities
Information Technology	3,102,542	-	-	3,102,542

Money Market Funds	69,013,521	69,013,521	-	-
Total Investments in Securities:	7,236,745,758	7,057,157,095	100,452,329	79,136,334
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2026 ($)
Common Stocks	66,397	30,071	1,238,354	941,246	(87,971)	-	-	-	2,188,097	1,246,851
Convertible Preferred Stocks	21,929,017	5,165,873	9,375,695	45,929,823	(9,112,686)	-	-	-	73,287,722	9,433,672
Convertible Corporate Bonds	-	-	81,073	476,900	-	-	-	-	557,973	81,073
Preferred Securities	620,958	-	470,780	2,010,804	-	-	-	-	3,102,542	470,780

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Fidelity Advisor® Semiconductors Fund
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$7,167,732,237
Investments in securities, at value - affiliated issuers	69,013,521
Cash	13,594,009
Receivable for investments sold	95,186,738
Receivable for fund shares sold	8,609,389
Dividends receivable	459,091
Interest receivable	30,999
Distributions receivable from affiliated funds	134,034
Prepaid expenses	1,588
Total assets	7,354,761,606
Liabilities
Payable to custodian bank	853
Payable for investments purchased	106,388,191
Payable for fund shares redeemed	6,157,317
Accrued management fee	4,020,264
Distribution and service plan fees payable	1,288,914
Other payables and accrued expenses	63,413
Collateral on securities loaned	33,088,460
Total liabilities	151,007,412
Net Assets	$7,203,754,194
Net assets consist of:
Paid in capital	2,791,847,264
Total accumulated earnings (loss)	4,411,906,930
Net Assets	$7,203,754,194

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($3,069,356,744/18,485,567 shares) a	$166.04
Maximum offering price per share (100/94.25 of $166.04)	$176.17
Class M
Net Asset Value and redemption price per share ($457,021,710/2,990,411 shares) a	$152.83
Maximum offering price per share (100/96.50 of $152.83)	$158.37
Class C
Net Asset Value and offering price per share ($461,330,738/3,641,141 shares) a	$126.70
Class I
Net Asset Value, offering price and redemption price per share ($2,583,584,001/14,171,450 shares)	$182.31
Class Z
Net Asset Value, offering price and redemption price per share ($632,461,001/3,457,088 shares)	$182.95

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	3,949,780,987
Affiliated issuers, cost	69,011,289
Foreign currency holdings, cost	23
Securities loaned, market value	173,976,841
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$21,703,460
Dividends - affiliated issuers	3,309,053
Security lending income - unaffiliated issuers	86,375
Interest	30,209
Total investment income	25,129,097
Expenses
Management fee	35,292,988
Distribution and service plan fees	11,159,795
Custodian fees and expenses	60,941
Independent trustees' fees and expenses	16,219
Registration fees	280,579
Audit	49,238
Legal	4,168
Interest	30,510
Commitment fee	6,604
Miscellaneous	7,550
Total expenses	46,908,592
Net investment income (loss)	(21,779,495)
Net realized gain (loss)
Investments - unaffiliated issuers	1,604,080,349
Investments - affiliated issuers	32,976
Foreign currency transactions	43,805
Net realized gain (loss)	1,604,157,130
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	1,572,279,225
Investments - affiliated issuers	2,232
Assets and liabilities in foreign currencies	242,268
Total change in net unrealized appreciation (depreciation)	1,572,523,725
Net gain (loss)	3,176,680,855
Net increase (decrease) in net assets resulting from operations	$3,154,901,360
Other Information
Income from securities lending - Affiliated Issuers	162,921

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(21,779,495)	$(7,739,060)
Net realized gain (loss)	1,604,157,130	150,091,262
Change in net unrealized appreciation (depreciation)	1,572,523,725	490,424,491
Net increase (decrease) in net assets resulting from operations	3,154,901,360	632,776,693
Distributions to shareholders
Distributions to shareholders	(297,937,340)	(193,954,623)
Total distributions	(297,937,340)	(193,954,623)
Net increase (decrease) in net assets resulting from share transactions	788,945,837	420,804,956
Total increase (decrease) in net assets	3,645,909,857	859,627,026
Net Assets
Beginning of period	3,557,844,337	2,698,217,311
End of period	$7,203,754,194	$3,557,844,337
Financial Highlights
Fidelity Advisor® Semiconductors Fund Class A

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$96.35	$83.81	$62.13	$42.85	$46.29
Income from Investment Operations
Net investment income (loss) A, B	(.62)	(.26)	(.22)	(.05)	(.13)
Net realized and unrealized gain (loss)	78.06	18.56	23.97	20.53	(.83)
Total from investment operations	77.44	18.30	23.75	20.48	(.96)
Distributions
Distributions from net realized gain	(7.75)	(5.76)	(2.07)	(1.20)	(2.48)
Total distributions	(7.75)	(5.76)	(2.07)	(1.20)	(2.48)
Net asset value, end of period	$166.04	$96.35	$83.81	$62.13	$42.85
Total Return C, D	84.09%	22.69%	39.52%	49.31%	(3.21)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.91%	.94%	.97%	1.01%	1.01%
Ratio of expenses to average net assets net of fee waivers, if any	.91%	.94%	.96%	1.00%	1.01%
Ratio of expenses to average net assets net of all reductions, if any	.91%	.94%	.96%	1.00%	1.01%
Ratio of net investment income (loss) to average net assets	(.45)%	(.32)%	(.31)%	(.10)%	(.27)%
Net assets, end of period	$3,069,356,744	$1,426,840,851	$1,056,997,711	$581,690,317	$319,402,311
Portfolio turnover rate G	99%	65%	30%	40%	32%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class M

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$89.22	$78.19	$58.24	$40.34	$43.75
Income from Investment Operations
Net investment income (loss) A, B	(.88)	(.43)	(.37)	(.15)	(.23)
Net realized and unrealized gain (loss)	72.03	17.22	22.39	19.25	(.76)
Total from investment operations	71.15	16.79	22.02	19.10	(.99)
Distributions
Distributions from net realized gain	(7.54)	(5.76)	(2.07)	(1.20)	(2.42)
Total distributions	(7.54)	(5.76)	(2.07)	(1.20)	(2.42)
Net asset value, end of period	$152.83	$89.22	$78.19	$58.24	$40.34
Total Return C, D	83.64%	22.38%	39.18%	48.95%	(3.43)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	1.16%	1.19%	1.21%	1.25%	1.26%
Ratio of expenses to average net assets net of fee waivers, if any	1.16%	1.19%	1.21%	1.25%	1.25%
Ratio of expenses to average net assets net of all reductions, if any	1.16%	1.19%	1.21%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	(.70)%	(.57)%	(.56)%	(.35)%	(.52)%
Net assets, end of period	$457,021,710	$232,409,705	$176,276,208	$94,005,605	$48,499,251
Portfolio turnover rate G	99%	65%	30%	40%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class C

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$75.02	$66.90	$50.38	$35.24	$38.59
Income from Investment Operations
Net investment income (loss) A, B	(1.25)	(.69)	(.60)	(.31)	(.40)
Net realized and unrealized gain (loss)	60.06	14.57	19.19	16.65	(.61)
Total from investment operations	58.81	13.88	18.59	16.34	(1.01)
Distributions
Distributions from net realized gain	(7.13)	(5.76)	(2.07)	(1.20)	(2.34)
Total distributions	(7.13)	(5.76)	(2.07)	(1.20)	(2.34)
Net asset value, end of period	$126.70	$75.02	$66.90	$50.38	$35.24
Total Return C, D	82.71%	21.78%	38.46%	48.18%	(3.93)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	1.66%	1.69%	1.72%	1.76%	1.76%
Ratio of expenses to average net assets net of fee waivers, if any	1.66%	1.69%	1.71%	1.76%	1.76%
Ratio of expenses to average net assets net of all reductions, if any	1.66%	1.69%	1.71%	1.76%	1.76%
Ratio of net investment income (loss) to average net assets	(1.20)%	(1.07)%	(1.07)%	(.86)%	(1.03)%
Net assets, end of period	$461,330,738	$253,114,649	$221,748,629	$129,390,281	$88,591,840
Portfolio turnover rate G	99%	65%	30%	40%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the contingent deferred sales charge.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class I

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$105.09	$90.71	$66.91	$45.93	$49.39
Income from Investment Operations
Net investment income (loss) A, B	(.30)	(.06)	(.05)	.08	(.01)
Net realized and unrealized gain (loss)	85.46	20.20	25.92	22.10	(.92)
Total from investment operations	85.16	20.14	25.87	22.18	(.93)
Distributions
Distributions from net realized gain	(7.94)	(5.76)	(2.07)	(1.20)	(2.53)
Total distributions	(7.94)	(5.76)	(2.07)	(1.20)	(2.53)
Net asset value, end of period	$182.31	$105.09	$90.71	$66.91	$45.93
Total Return C	84.55%	23.00%	39.87%	49.71%	(2.96)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.66%	.69%	.72%	.74%	.75%
Ratio of expenses to average net assets net of fee waivers, if any	.66%	.69%	.71%	.74%	.74%
Ratio of expenses to average net assets net of all reductions, if any	.66%	.69%	.71%	.74%	.74%
Ratio of net investment income (loss) to average net assets	(.20)%	(.07)%	(.07)%	.16%	(.01)%
Net assets, end of period	$2,583,584,001	$1,326,260,453	$1,016,505,386	$530,775,289	$309,873,066
Portfolio turnover rate F	99%	65%	30%	40%	32%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class Z

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$105.49	$90.94	$66.99	$45.93	$49.35
Income from Investment Operations
Net investment income (loss) A, B	(.13)	.04	.04	.14	.06
Net realized and unrealized gain (loss)	85.75	20.27	25.98	22.12	(.92)
Total from investment operations	85.62	20.31	26.02	22.26	(.86)
Distributions
Distributions from net realized gain	(8.16)	(5.76)	(2.07)	(1.20)	(2.56)
Total distributions	(8.16)	(5.76)	(2.07)	(1.20)	(2.56)
Net asset value, end of period	$182.95	$105.49	$90.94	$66.99	$45.93
Total Return C	84.77%	23.14%	40.05%	49.89%	(2.83)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.54%	.57%	.60%	.62%	.62%
Ratio of expenses to average net assets net of fee waivers, if any	.54%	.57%	.59%	.62%	.62%
Ratio of expenses to average net assets net of all reductions, if any	.54%	.57%	.59%	.62%	.62%
Ratio of net investment income (loss) to average net assets	(.09)%	.05%	.05%	.28%	.11%
Net assets, end of period	$632,461,001	$319,218,679	$226,689,377	$95,875,607	$47,782,363
Portfolio turnover rate F	99%	65%	30%	40%	32%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Health Care Fund
Consolidated Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
BELGIUM - 1.3%
Health Care - 1.3%
Pharmaceuticals - 1.3%
UCB SA	160,000	41,125,942
CANADA - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Xenon Pharmaceuticals Inc (b)	468,000	29,329,560
DENMARK - 2.0%
Health Care - 2.0%
Biotechnology - 2.0%
Ascendis Pharma A/S (b)	250,000	60,977,500
FRANCE - 0.8%
Health Care - 0.8%
Life Sciences Tools & Services - 0.8%
Sartorius Stedim Biotech	125,000	24,028,763
NETHERLANDS - 2.9%
Health Care - 2.9%
Biotechnology - 2.5%
Argenx SE ADR (b)	76,500	65,317,230
Newamsterdam Pharma Co NV (b)(c)	420,000	11,671,800
		76,989,030
Pharmaceuticals - 0.4%
Pharvaris NV (b)(c)	400,000	13,048,000
TOTAL NETHERLANDS		90,037,030
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Immunocore Holdings PLC ADR (b)(c)	260,000	8,790,600
UNITED STATES - 89.2%
Financials - 0.1%
Financial Services - 0.1%
Freenome Inc (d)	169,200	1,886,580
Health Care - 89.1%
Biotechnology - 31.1%
AbbVie Inc	450,000	112,923,000
Alnylam Pharmaceuticals Inc (b)	270,000	55,490,400
Annexon Inc (b)	750,000	3,821,250
BeOne Medicines Ltd ADR (b)	46,000	14,536,460
Biogen Inc (b)	100,000	20,295,000
Caris Life Sciences Inc (b)	888,049	13,915,728
CG oncology Inc (b)	228,000	16,231,320
Climb Bio Inc (b)	214,022	2,546,862
Cogent Biosciences Inc (b)	920,000	35,815,600
Crescent Biopharma Inc (b)	152,530	2,207,109
Cyclerion Therapeutics Inc (b)(c)	1,500	5,160
CytomX Therapeutics Inc (b)(c)	3,000,000	9,300,000
Damora Therapeutics Inc (b)(c)	280,000	8,117,200
Dianthus Therapeutics Inc (b)	163,257	17,455,438
Disc Medicine Inc (b)	200,000	15,400,000
First Tracks Biotherapeutics Inc	200,000	8,808,000
Gilead Sciences Inc	300,000	39,063,000
Hemab Therapeutics Holdings Inc (c)	33,000	1,569,150
Immunome Inc (b)	38,378	873,483
Insmed Inc (b)	208,000	20,508,800
Jade Biosciences Inc (b)	370,600	7,319,350
Kiniksa Pharmaceuticals International Plc Class A (b)(c)	460,000	34,196,400
Kymera Therapeutics Inc (b)(c)	228,000	23,575,200
Legend Biotech Corp ADR (b)	1,019,856	18,918,329
Mineralys Therapeutics Inc (b)	600,000	15,312,000
Mirum Pharmaceuticals Inc (b)(c)	128,000	13,561,600
Moderna Inc (b)(c)	585,000	32,069,700
Natera Inc (b)	200,000	53,552,000
Olema Pharmaceuticals Inc (b)(c)	820,000	9,389,000
Oruka Therapeutics Inc (b)(c)	428,000	41,306,280
Parabilis Medicines Inc (f)(g)	296,640	9,575,836
Praxis Precision Medicines Inc (b)	82,800	25,488,324
Relay Therapeutics Inc (b)(c)	1,040,000	19,583,200
Revolution Medicines Inc (b)	241,800	45,344,754
Roivant Sciences Ltd (b)	640,000	21,702,400
Scholar Rock Holding Corp (b)	218,000	10,310,310
Spyre Therapeutics Inc (b)	340,000	33,432,200
Stoke Therapeutics Inc (b)	330,000	9,523,800
Summit Therapeutics Inc (b)	400,000	5,208,000
Travere Therapeutics Inc (b)	208,000	11,625,120
Tubulis GmbH escrow shares (d)(e)	6,800	23,664
Tubulis GmbH escrow shares (d)(e)	6,800	136
Tubulis GmbH rights (b)(d)(e)	74,800	2,461,328
Twist Bioscience Corp (b)(c)	135,000	12,359,250
Tyra Biosciences Inc (b)	140,000	4,463,200
Upstream Bio Inc (b)	400,000	2,524,000
Vaxcyte Inc (b)	630,000	34,070,400
Veracyte Inc (b)	600,000	27,792,000
Viking Therapeutics Inc (b)(c)	280,000	8,887,200
Viridian Therapeutics Inc (b)(c)	760,000	14,379,200
Zenas Biopharma Inc (b)	500,000	15,720,000
Zenas Biopharma Inc (d)	122,099	3,838,793
		966,395,934
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp (b)	820,000	38,318,600
Edwards Lifesciences Corp (b)	150,000	12,910,500
Intuitive Surgical Inc (b)	12,000	4,239,960
iRhythm Technologies Inc (b)	80,000	9,373,600
Kestra Medical Technologies Ltd (b)	471,200	10,757,496
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	9,982	109,403
Outset Medical Inc (b)	800,000	3,656,000
Saluda Medical Inc (d)(g)	215,913	676,076
Shoulder Innovations Inc (b)	310,692	7,065,136
		87,106,771
Health Care Providers & Services - 10.0%
Alignment Healthcare Inc (b)	800,000	11,880,000
BrightSpring Health Services Inc (b)	250,000	14,927,500
Cencora Inc	60,000	18,680,400
CVS Health Corp	360,000	37,594,800
GMR Solutions Inc Class A	268,227	3,454,764
Guardant Health Inc (b)	285,000	46,167,150
LifeStance Health Group Inc (b)	2,500,000	26,200,000
Privia Health Group Inc (b)	860,000	20,356,200
UnitedHealth Group Inc	314,000	130,121,600
		309,382,414
Health Care Technology - 0.4%
Candid Therapeutics (d)(e)	1,956,465	19,564
Candid Therapeutics (d)(e)	1,956,465	18
Candid Therapeutics milestone 1 rights (b)(d)(e)	1,956,465	136,953
Candid Therapeutics milestone 2 rights (b)(d)(e)	1,956,465	78,259
HeartFlow Inc (b)	520,000	13,119,600
		13,354,394
Life Sciences Tools & Services - 23.2%
10X Genomics Inc Class A (b)	954,913	45,138,738
Agilent Technologies Inc	395,000	54,656,150
Alamar Biosciences Inc	160,000	4,057,600
Bruker Corp (c)	456,616	28,693,749
Danaher Corp	1,080,000	210,578,400
Illumina Inc (b)	154,052	31,596,065
Repligen Corp (b)	275,000	38,777,750
Thermo Fisher Scientific Inc	345,000	198,133,500
Waters Corp (b)	121,000	45,654,510
West Pharmaceutical Services Inc	196,000	66,828,160
		724,114,622
Pharmaceuticals - 21.6%
Alumis Inc (b)	460,000	12,995,000
Amylyx Pharmaceuticals Inc (b)	715,000	14,521,650
Axsome Therapeutics Inc (b)	71,500	15,586,285
Contineum Therapeutics Inc Class A (b)(c)	280,000	4,337,200
Edgewise Therapeutics Inc (b)	143,000	5,495,490
Eli Lilly & Co	208,000	238,958,720
Enliven Therapeutics Inc (b)(c)	670,000	36,722,700
Jazz Pharmaceuticals PLC (b)	128,000	32,366,080
Johnson & Johnson	460,000	117,921,000
MBX Biosciences Inc (b)	328,000	21,625,040
Merck & Co Inc	500,000	65,100,000
Ocular Therapeutix Inc (b)	277,371	2,266,121
Royalty Pharma PLC Class A	600,000	35,058,000
Structure Therapeutics Inc ADR (b)	228,000	10,953,120
Trevi Therapeutics Inc (b)	480,000	8,760,000
Viatris Inc	2,960,000	51,977,600
		674,644,006
TOTAL HEALTH CARE		2,774,998,141
TOTAL UNITED STATES		2,776,884,721
TOTAL COMMON STOCKS (Cost $2,036,162,935)		3,031,174,116

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Advancell Pty Ltd 0% 12/31/2199 (d)(e)	938,479	938,479
UNITED STATES - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/US 10% 12/31/2026 (d)(e)	2,612,936	2,637,498
Health Care Technology - 0.0%
Allotera Therapeutics Inc 0% 12/31/2199 (d)(e)(j)	1,433,586	1,489,783
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(e)	652,027	984,561
TOTAL UNITED STATES		5,111,842
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,139,298)		6,050,321

Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
AUSTRALIA - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Advancell Pty Ltd Series D (d)(e)	669,434	1,876,959
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	205,024	1,506,926
ISRAEL - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
InSightec Ltd Series G (b)(d)(e)	7,391,153	5,099,896
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CellCentric Ltd Series D (d)(e)	618,437	2,931,391
UNITED STATES - 1.7%
Health Care - 1.6%
Biotechnology - 0.9%
Asimov Inc Series B (b)(d)(e)	67,547	1,730,554
Cleerly Inc Series C (b)(d)(e)	882,089	10,920,262
Element Biosciences Inc Series C (b)(d)(e)	376,690	4,580,550
Element Biosciences Inc Series D (b)(d)(e)	246,623	2,054,370
Element Biosciences Inc Series D1 (b)(d)(e)	246,623	2,054,370
ElevateBio LLC Series C (b)(d)(e)	163,300	300,472
Endeavor BioMedicines Inc Series C (b)(d)(e)	863,746	5,631,624
		27,272,202
Health Care Equipment & Supplies - 0.4%
Kardium Inc/US Series D-7 (d)(e)	9,890,038	4,747,219
Kardium Inc/US Series D-7 (d)(e)	2,164,613	1,060,660
Kardium Inc/US Series D-7 (first closing) (d)(e)	450,354	220,673
Medical Microinstruments Inc/Italy Series C (b)(d)(e)	199,633	6,116,756
		12,145,308
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(d)(e)(i)	327,591	2,201,412
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(d)(e)	130,618	4,736,209
Aledade Inc Series E1 (b)(d)(e)	46,526	1,687,032
Allotera Therapeutics Inc Series B (b)(d)(e)	300,054	465,084
		6,888,325
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(d)(e)	2,552,870	2,093,353
Galvanize Therapeutics Series C-1 (b)(d)(e)	5,198,598	2,703,271
		4,796,624
TOTAL HEALTH CARE		53,303,871
Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-6 (b)(d)(e)	695,694	2,421,015
TOTAL UNITED STATES		55,724,886
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $94,312,055)		67,140,058

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	7,129,121	7,130,547
Fidelity Securities Lending Cash Central Fund (h)(k)	3.72	89,676,000	89,684,967
TOTAL MONEY MARKET FUNDS (Cost $96,814,801)			96,815,514

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $2,233,429,089)	3,201,180,009
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(83,890,790)
NET ASSETS - 100.0%	3,117,289,219

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,421,153 or 2.6% of net assets.

(e)	Level 3 security.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,575,836 or 0.3% of net assets.

(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $10,251,912 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Advancell Pty Ltd 0% 12/31/2199	7/10/2026	938,479

Advancell Pty Ltd Series D	7/10/2026	1,876,959

Aledade Inc Series B1	5/7/2021	5,001,455

Aledade Inc Series E1	5/20/2022	2,317,664

Allotera Therapeutics Inc 0% 12/31/2199	6/14/2024	1,433,586

Allotera Therapeutics Inc Series B	7/9/2021	2,326,889

Asimov Inc Series B	10/29/2021	6,260,303

Candid Therapeutics	6/17/2026	18

Candid Therapeutics	6/17/2026	19,564

Candid Therapeutics milestone 1 rights	6/17/2026	136,953

Candid Therapeutics milestone 2 rights	6/17/2026	78,259

CellCentric Ltd Series D	5/1/2026	2,965,405

Cleerly Inc Series C	7/8/2022	10,391,538

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	2,911,986

Element Biosciences Inc Series C	6/21/2021	7,743,504

Element Biosciences Inc Series D	6/28/2024	1,934,338

Element Biosciences Inc Series D1	6/28/2024	1,934,338

ElevateBio LLC Series C	3/9/2021	685,044

Endeavor BioMedicines Inc Series C	4/22/2024	5,635,597

Freenome Inc	12/5/2025	1,692,000

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	833,095

Galvanize Therapeutics Series B	3/29/2022	4,419,746

Galvanize Therapeutics Series C-1	7/7/2025	2,188,673

InSightec Ltd Series G	6/17/2024	6,561,866

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 6/30/2026	2,934,138

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	4,454,626

Kardium Inc/US Series D-7	8/6/2024	1,050,768

Kardium Inc/US Series D-7 (first closing)	8/6/2024	70,060

Manus Bio Inc Series One-6	3/30/2021	7,297,324

Medical Microinstruments Inc/Italy Series C	2/16/2024	6,654,507

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Saluda Medical Inc	3/12/2023 - 10/30/2025	8,443,455

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	9,402,913

Tubulis GmbH escrow shares	5/21/2026	136

Tubulis GmbH escrow shares	5/21/2026	23,528

Tubulis GmbH rights	5/21/2026	2,459,900

Zenas Biopharma Inc	10/8/2025	2,319,881

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Parabilis Medicines Inc	12/7/2026

Saluda Medical Inc	3/31/2027

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	8,128,816	598,560,470	599,557,783	378,223	(1,669)	713	7,130,547	7,129,121
Fidelity Securities Lending Cash Central Fund	114,148,438	838,580,734	863,044,530	292,019	325	-	89,684,967	89,676,000
	122,277,254	1,437,141,204	1,462,602,313	670,242	(1,344)	713	96,815,514

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	1,886,580	1,886,580	-	-
Health Care	3,029,287,536	3,016,882,375	9,575,836	2,829,325

Convertible Corporate Bonds
Health Care	6,050,321	-	-	6,050,321

Convertible Preferred Stocks
Health Care	64,719,043	-	-	64,719,043
Materials	2,421,015	-	-	2,421,015

Money Market Funds	96,815,514	96,815,514	-	-
Total Investments in Securities:	3,201,180,009	3,115,584,469	9,575,836	76,019,704

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	1,388,659	-	-	1,388,659
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2026 ($)
Common Stocks	121,181	-	(55,451)	2,763,595	-	-	-	-	2,829,325	(55,451)
Convertible Preferred Stocks	58,911,122	5,465,539	7,015,535	10,992,333	(15,244,471)	-	-	-	67,140,058	5,434,021
Convertible Corporate Bonds	5,307,608	-	(622,191)	3,872,617	(2,507,713)	-	-	-	6,050,321	(361,789)
Preferred Securities	15,577,027	-	(2,788,195)	-	(12,788,832)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Fidelity Advisor® Health Care Fund
Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$3,104,364,495
Investments in securities, at value - affiliated issuers	96,815,514
Receivable for investments sold	20,851,183
Unrealized appreciation on unfunded commitments	1,388,659
Receivable for fund shares sold	258,947
Dividends receivable	2,477,312
Interest receivable	262,628
Distributions receivable from affiliated funds	48,719
Prepaid expenses	260
Other receivables	14,314
Total assets	3,226,482,031
Liabilities
Payable for investments purchased	14,624,181
Payable for fund shares redeemed	1,953,717
Accrued management fee	1,712,826
Distribution and service plan fees payable	489,853
Other payables and accrued expenses	729,470
Collateral on securities loaned	89,682,765
Total liabilities	109,192,812
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets	$3,117,289,219
Net assets consist of:
Paid in capital	1,516,365,026
Total accumulated earnings (loss)	1,600,924,193
Net Assets	$3,117,289,219

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($1,231,784,534/20,200,297 shares) a	$60.98
Maximum offering price per share (100/94.25 of $60.98)	$64.70
Class M
Net Asset Value and redemption price per share ($257,220,486/4,778,156 shares) a	$53.83
Maximum offering price per share (100/96.50 of $53.83)	$55.79
Class C
Net Asset Value and offering price per share ($134,985,017/3,389,625 shares) a	$39.82
Class I
Net Asset Value, offering price and redemption price per share ($1,151,045,288/16,398,792 shares)	$70.19
Class Z
Net Asset Value, offering price and redemption price per share ($342,253,894/4,838,975 shares)	$70.73

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	2,136,614,288
Affiliated issuers, cost	96,814,801
Securities loaned, market value	173,576,581
Consolidated Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$17,535,172
Dividends - affiliated issuers	670,242
Security lending income - unaffiliated issuers	48,376
Interest	357,096
Total investment income	18,610,886
Expenses
Management fee	20,416,822
Distribution and service plan fees	5,738,050
Custodian fees and expenses	112,970
Independent trustees' fees and expenses	11,353
Registration fees	137,824
Audit	61,074
Legal	23,239
Interest	51,488
Commitment fee	4,667
Miscellaneous	1,144,096
Total expenses	27,701,583
Expense reimbursements and reductions	(70,007)
Total expenses after reductions	27,631,576
Net investment income (loss)	(9,020,690)
Net realized gain (loss)
Investments - unaffiliated issuers	888,251,599
Investments - affiliated issuers	(1,344)
Foreign currency transactions	69,202
Net realized gain (loss)	888,319,457
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(54,663,945)
Investments - affiliated issuers	713
Unfunded commitments	1,388,659
Assets and liabilities in foreign currencies	(21,650)
Total change in net unrealized appreciation (depreciation)	(53,296,223)
Net gain (loss)	835,023,234
Net increase (decrease) in net assets resulting from operations	$826,002,544
Other Information
Income from securities lending - Affiliated Issuers	292,019
Realized gain loss on foreign taxes	(394)

Consolidated Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,020,690)	$(9,939,358)
Net realized gain (loss)	888,319,457	472,603,279
Change in net unrealized appreciation (depreciation)	(53,296,223)	(694,952,032)
Net increase (decrease) in net assets resulting from operations	826,002,544	(232,288,111)
Distributions to shareholders
Distributions to shareholders	(384,254,216)	(441,537,070)
Total distributions	(384,254,216)	(441,537,070)
Net increase (decrease) in net assets resulting from share transactions	(547,031,897)	(719,185,180)
Total increase (decrease) in net assets	(105,283,569)	(1,393,010,361)
Net Assets
Beginning of period	3,222,572,788	4,615,583,149
End of period	$3,117,289,219	$3,222,572,788
Consolidated Financial Highlights
Fidelity Advisor® Health Care Fund Class A

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$53.21	$63.72	$59.73	$57.59	$69.58
Income from Investment Operations
Net investment income (loss) A, B	(.21)	(.20)	(.19)	(.24)	(.26)
Net realized and unrealized gain (loss)	15.44	(3.45)	4.18	2.38	(7.58)
Total from investment operations	15.23	(3.65)	3.99	2.14	(7.84)
Distributions
Distributions from net realized gain	(7.46)	(6.86)	-	-	(4.15)
Total distributions	(7.46)	(6.86)	-	-	(4.15)
Net asset value, end of period	$60.98	$53.21	$63.72	$59.73	$57.59
Total Return C, D	29.62%	(6.40)%	6.68%	3.72%	(11.90)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.96%	.93%	.97%	.98%	.97%
Ratio of expenses to average net assets net of fee waivers, if any	.96%	.93%	.96%	.97%	.97%
Ratio of expenses to average net assets net of all reductions, if any	.96%	.93%	.96%	.97%	.97%
Ratio of net investment income (loss) to average net assets	(.36)%	(.34)%	(.32)%	(.42)%	(.42)%
Net assets, end of period	$1,231,784,534	$1,131,992,172	$1,437,682,629	$1,535,211,649	$1,488,238,067
Portfolio turnover rate G	74%	52%	37%	47%	33%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class M

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$47.81	$58.09	$54.58	$52.76	$64.25
Income from Investment Operations
Net investment income (loss) A, B	(.31)	(.32)	(.31)	(.36)	(.38)
Net realized and unrealized gain (loss)	13.79	(3.10)	3.82	2.18	(6.96)
Total from investment operations	13.48	(3.42)	3.51	1.82	(7.34)
Distributions
Distributions from net realized gain	(7.46)	(6.86)	-	-	(4.15)
Total distributions	(7.46)	(6.86)	-	-	(4.15)
Net asset value, end of period	$53.83	$47.81	$58.09	$54.58	$52.76
Total Return C, D	29.28%	(6.64)%	6.43%	3.45%	(12.12)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	1.21%	1.18%	1.22%	1.23%	1.22%
Ratio of expenses to average net assets net of fee waivers, if any	1.21%	1.18%	1.22%	1.23%	1.22%
Ratio of expenses to average net assets net of all reductions, if any	1.21%	1.18%	1.22%	1.23%	1.22%
Ratio of net investment income (loss) to average net assets	(.61)%	(.59)%	(.57)%	(.67)%	(.67)%
Net assets, end of period	$257,220,486	$237,799,634	$301,381,994	$315,963,116	$330,452,146
Portfolio turnover rate G	74%	52%	37%	47%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class C

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$37.14	$46.87	$44.26	$43.00	$53.40
Income from Investment Operations
Net investment income (loss) A, B	(.43)	(.46)	(.46)	(.51)	(.55)
Net realized and unrealized gain (loss)	10.57	(2.41)	3.07	1.77	(5.70)
Total from investment operations	10.14	(2.87)	2.61	1.26	(6.25)
Distributions
Distributions from net realized gain	(7.46)	(6.86)	-	-	(4.15)
Total distributions	(7.46)	(6.86)	-	-	(4.15)
Net asset value, end of period	$39.82	$37.14	$46.87	$44.26	$43.00
Total Return C, D	28.64%	(7.10)%	5.90%	2.93%	(12.56)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	1.71%	1.68%	1.71%	1.73%	1.72%
Ratio of expenses to average net assets net of fee waivers, if any	1.70%	1.68%	1.70%	1.73%	1.72%
Ratio of expenses to average net assets net of all reductions, if any	1.70%	1.68%	1.70%	1.73%	1.72%
Ratio of net investment income (loss) to average net assets	(1.12)%	(1.09)%	(1.06)%	(1.17)%	(1.17)%
Net assets, end of period	$134,985,017	$163,698,196	$265,779,403	$365,164,822	$501,742,061
Portfolio turnover rate G	74%	52%	37%	47%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the contingent deferred sales charge.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class I

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$60.18	$71.00	$66.37	$63.83	$76.48
Income from Investment Operations
Net investment income (loss) A, B	(.08)	(.06)	(.04)	(.10)	(.11)
Net realized and unrealized gain (loss)	17.55	(3.90)	4.67	2.64	(8.39)
Total from investment operations	17.47	(3.96)	4.63	2.54	(8.50)
Distributions
Distributions from net realized gain	(7.46)	(6.86)	-	-	(4.15)
Total distributions	(7.46)	(6.86)	-	-	(4.15)
Net asset value, end of period	$70.19	$60.18	$71.00	$66.37	$63.83
Total Return C	29.93%	(6.17)%	6.98%	3.98%	(11.68)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.71%	.68%	.70%	.72%	.71%
Ratio of expenses to average net assets net of fee waivers, if any	.70%	.68%	.70%	.71%	.71%
Ratio of expenses to average net assets net of all reductions, if any	.70%	.68%	.70%	.71%	.71%
Ratio of net investment income (loss) to average net assets	(.12)%	(.09)%	(.05)%	(.16)%	(.16)%
Net assets, end of period	$1,151,045,288	$1,324,127,172	$2,031,441,137	$2,593,538,489	$2,743,740,418
Portfolio turnover rate F	74%	52%	37%	47%	33%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class Z

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$60.52	$71.29	$66.56	$63.93	$76.55
Income from Investment Operations
Net investment income (loss) B, C	- A	.02	.06	(.02)	(.03)
Net realized and unrealized gain (loss)	17.67	(3.93)	4.67	2.65	(8.38)
Total from investment operations	17.67	(3.91)	4.73	2.63	(8.41)
Distributions
Distributions from net realized gain	(7.46)	(6.86)	-	-	(4.21)
Total distributions	(7.46)	(6.86)	-	-	(4.21)
Net asset value, end of period	$70.73	$60.52	$71.29	$66.56	$63.93
Total Return D	30.10%	(6.07)%	7.11%	4.11%	(11.56)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.59%	.56%	.56%	.59%	.59%
Ratio of expenses to average net assets net of fee waivers, if any	.59%	.56%	.56%	.59%	.59%
Ratio of expenses to average net assets net of all reductions, if any	.59%	.56%	.56%	.59%	.59%
Ratio of net investment income (loss) to average net assets	-% G	.03%	.08%	(.03)%	(.04)%
Net assets, end of period	$342,253,894	$364,955,614	$579,297,986	$862,050,742	$817,320,825
Portfolio turnover rate H	74%	52%	37%	47%	33%

AAmount represents less than $.005 per share.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2026

  1. Organization.
Fidelity Advisor® Biotechnology Fund, Fidelity Advisor® Financials Fund, Fidelity Advisor® Industrials Fund, Fidelity Advisor® Semiconductors Fund, and Fidelity Advisor® Health Care Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The following Funds are non-diversified: Fidelity Advisor® Biotechnology Fund, Fidelity Advisor® Industrials Fund, Fidelity Advisor® Semiconductors Fund.

The Funds offers the classes of shares listed below.

Fund Name	Class Name
Fidelity Advisor® Biotechnology Fund	Class A, Class M, Class C, Class I, and Class Z
Fidelity Advisor® Financials Fund	Class A, Class M, Class C, Class I, and Class Z
Fidelity Advisor® Industrials Fund	Class A, Class M, Class C, Industrials Portfolio, Class I, and Class Z
Fidelity Advisor® Semiconductors Fund	Class A, Class M, Class C, Class I, and Class Z
Fidelity Advisor® Health Care Fund	Class A, Class M, Class C, Class I, and Class Z

Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

During the reporting period the class(es) listed below commenced sale of shares.

Fund Name	Class Name	Commencement Date
Fidelity Advisor Industrials Fund	Industrials Portfolio	10/9/2025

The financial statements for Fidelity Advisor Health Care Fund have been consolidated to include the Subsidiary accounts (see Consolidated Subsidiary note below).

  2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor® Biotechnology Fund
Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$2,482,427	Discounted cash flow	Yield	4.0% - 5.4% / 5.2%	Decrease
			Discount rate	4.6% - 5.4% / 5.2%	Decrease
			Term	0.1 - 6.4 / 4.2	Increase
			Probability rate	5.0% - 90.0% / 40.5%	Increase
		Recovery value	Recovery value	$0.00	Increase
Convertible Preferred Stocks	$32,968,348	Discounted cash flow	Discount rate	5.1% - 5.5% / 5.3%	Decrease
			Term	2.4 - 8.4 / 5.1	Increase
			Probability rate	5.0% - 60.0% / 25.0%	Increase
		Market approach	Transaction price	$0.80 - $14.63 / $3.85	Increase
			Discount rate	5.0% - 90.0% / 27.4%	Decrease
			Conversion ratio	11.9	Increase
			Premium rate	20.0%	Increase
			Discount for lack of marketability (DLOM)	11.6% - 13.0% / 12.8%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	0.0% - 4.4% / 3.5%	Increase
			Term	0.4 - 3.0 / 2.4	Increase
			Volatility	75.0% - 110.0% / 88.3%	Increase
Convertible Corporate Bonds	$2,270,358	Discounted cash flow	Discount rate	19.8% - 20.0% / 19.9%	Decrease
			Term	0.3 - 0.5 / 0.4	Increase
			Probability rate	0.0% - 80.0% / 30.0%	Increase
		Market approach	Transaction price	$1.51 - $100.00 / $53.88	Increase
		Black scholes	Discount rate	4.4%	Increase
			Term	3.0	Increase
			Volatility	110.0%	Increase
Preferred Securities	$769,575	Market approach	Transaction price	$100.00	Increase
			Discount rate	24.3%	Decrease
			Probability rate	0.0% - 60.0% / 25.0%	Increase
		Black scholes	Discount rate	4.4%	Increase
			Term	2.4	Increase
			Volatility	90.0%	Increase

* Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor® Semiconductors Fund
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$2,188,097	Discounted cash flow	Discount rate	3.9% - 20.0% / 12.4%	Decrease
			Term	0.4 - 2.5 / 2.5	Increase
			Probability rate	90.0%	Increase
		Market approach	Discount rate	80.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.0% - 4.3% / 4.1%	Increase
			Term	1.0 - 3.0 / 1.7	Increase
			Volatility	70.0% - 80.0% / 76.7%	Increase
Convertible Preferred Stocks	$73,287,722	Market Approach	Transaction price	$0.90 - $54.91 / $22.87	Increase
			Discount rate	10.0% - 15.0% / 14.8%	Decrease
			Conversion ratio	1.5	Increase
			Premium rate	20.0% - 70.0% / 30.9%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	5.3 - 36.4 / 9.5	Increase
		Black scholes	Discount rate	4.3% - 4.4% / 4.4%	Increase
			Term	3.0 - 5.0 / 3.9	Increase
			Volatility	40.0% - 90.0% / 71.5%	Increase
Convertible Corporate Bonds	$557,973	Discounted cash flow	Discount rate	20.0% - 25.3% / 22.6%	Decrease
			Probability rate	0.0% - 70.0% / 26.7%	Increase
		Black scholes	Discount rate	3.8% - 3.9% / 3.8%	Increase
			Term	0.1 - 0.2 / 0.1	Increase
			Volatility	40.0% - 80.0% / 60.0%	Increase
Preferred Securities	$3,102,542	Discounted cash flow	Discount rate	17.6% - 46.9% / 28.9%	Decrease
			Term	1.0 - 3.7 / 2.1	Increase
			Probability rate	0.0% - 95.0% / 33.3%	Increase

* Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor® Health Care Fund
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$2,829,325	Discounted cash flow	Yield	4.0% - 5.4% / 5.2%	Decrease
			Discount rate	4.6% - 5.4% / 5.2%	Decrease
			Term	0.1 - 6.4 / 4.2	Increase
			Probability rate	5.0% - 90.0% / 40.5%	Increase
		Market approach	Transaction price	$33.33	Increase
			Discount rate	10.0%	Decrease
		Black scholes	Discount rate	4.4%	Increase
			Term	5	Increase
			Volatility	70.0%	Increase
Convertible Preferred Stocks	$67,140,058	Market Approach	Transaction price	$0.65 - $33.33 / $10.90	Increase
			Discount rate	10.0% - 20.0% / 12.0%	Decrease
			Premium rate	20.0% - 25.0% / 20.9%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 11.5 / 4.7	Increase
		Black scholes	Discount rate	4.2% - 4.4% / 4.4%	Increase
			Term	2.0 - 5.0 / 3.1	Increase
			Volatility	45.0% - 110.0% / 68.2%	Increase
Convertible Corporate Bonds	$6,050,321	Market approach	Transaction price	$0.65 - $100.00 / $19.31	Increase
			Discount rate	15.0%	Decrease
		Market comparable	Enterprise value/Revenue multiple (EV/R)	11.5	Increase
		Black scholes	Discount rate	4.4%	Increase
			Term	3.0	Increase
			Volatility	60.0% - 110.0% / 75.5%	Increase

* Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end, as well as a roll forward of Level 3 instruments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Overdraft. Each Fund maintains cash, securities, and other assets with a custodian. In the normal course of business, the custodian may advance funds to settle securities transactions, process foreign exchange contracts, pay expenses, or otherwise facilitate portfolio and shareholder activity. When such payments result in an overdraft, it is recorded as a Payable to Custodian Bank in the Statement of Assets and Liabilities. The Fund is obligated to repay the custodian with interest and is payable on demand to the custodian.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable, as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of July 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Each Fund is subject to a tax imposed on capital gains by certain countries in which each Fund invests. Any estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Funds' Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, each fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: certain foreign taxes, deferred Trustee compensation, foreign currency transactions, losses deferred due to excise tax regulations, partnerships, passive foreign investment companies (PFIC), redemptions in-kind, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Advisor® Biotechnology Fund	1,273,237,176	1,037,087,121	(66,912,569)	970,174,552
Fidelity Advisor® Financials Fund	443,351,867	260,579,241	(15,458,452)	245,120,789
Fidelity Advisor® Industrials Fund	1,354,570,963	839,561,924	(16,982,027)	822,579,897
Fidelity Advisor® Semiconductors Fund	4,052,685,963	3,366,805,944	(182,746,149)	3,184,059,795
Fidelity Advisor® Health Care Fund	2,266,530,082	1,069,802,083	(133,763,497)	936,038,586

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Advisor® Biotechnology Fund	-	321,200,921	970,177,101
Fidelity Advisor® Financials Fund	3,871,348	22,868,306	245,120,618
Fidelity Advisor® Industrials Fund	-	63,552,846	822,579,883
Fidelity Advisor® Semiconductors Fund	281,262,087	946,342,780	3,184,302,063
Fidelity Advisor® Health Care Fund	14,077,119	650,707,366	936,139,707

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2025 to July 31, 2026, and/or ordinary losses recognized during the period January 1, 2026 to July 31, 2026. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Fidelity Advisor® Biotechnology Fund	-	7,120,193

The tax character of distributions paid was as follows:

July 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor® Biotechnology Fund	21,582,670	4,644,913	26,227,583
Fidelity Advisor® Financials Fund	20,260,913	27,599,175	47,860,088
Fidelity Advisor® Industrials Fund	-	26,174,038	26,174,038
Fidelity Advisor® Semiconductors Fund	45,823,907	252,113,433	297,937,340
Fidelity Advisor® Health Care Fund	-	384,254,216	384,254,216

July 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor® Biotechnology Fund	50,761,494	37,064,963	87,826,457
Fidelity Advisor® Financials Fund	11,513,540	17,806,392	29,319,932
Fidelity Advisor® Industrials Fund	2,171,802	22,308,879	24,480,680
Fidelity Advisor® Semiconductors Fund	-	193,954,623	193,954,623
Fidelity Advisor® Health Care Fund	-	441,537,070	441,537,070

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies and Private Investment in Public Equity. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, there were commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable. The total amount of commitments outstanding at the current period end is presented in the table below.

	Investment to be Acquired	Shares	Commitment Amount ($)
Fidelity Advisor® Health Care Fund	Caldera Therapeutics, Inc.	1,702,100	5,877,522
Fidelity Advisor® Health Care Fund	Avenzo Therapeutics, Inc.	1,095,164	1,434,665
Fidelity Advisor® Health Care Fund	Avere Therapeutics, Inc.	278,500	2,731,807
Fidelity Advisor® Health Care Fund	Korsana Biosciences, Inc.	138,700	326,417
Fidelity Advisor® Health Care Fund	Mentari Therapeutics, Inc.	703,800	1,933,454

	Investment to be Acquired	Shares	Commitment Amount ($)
Fidelity Advisor® Biotechnology Fund	Caldera Therapeutics, Inc.	1,202,164	4,151,193
Fidelity Advisor® Biotechnology Fund	Avenzo Therapeutics, Inc.	2,879,204	3,771,757
Fidelity Advisor® Biotechnology Fund	Avere Therapeutics, Inc.	195,200	1,914,717
Fidelity Advisor® Biotechnology Fund	Korsana Biosciences, Inc.	88,900	209,217
Fidelity Advisor® Biotechnology Fund	Mentari Therapeutics, Inc.	491,700	1,354,111

Consolidated Subsidiary.
Certain investments are held through a wholly-owned subsidiary (Subsidiary), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Advisor® Health Care Fund	2,201,412	0.07

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as deferred taxes in the Statement of Assets and Liabilities and included in change in net unrealized appreciation (depreciation) on investment securities in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as restricted cash in the Statement of Assets and Liabilities, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor® Biotechnology Fund	981,862,658	1,025,767,208
Fidelity Advisor® Financials Fund	171,009,877	269,555,883
Fidelity Advisor® Industrials Fund	739,900,359	548,951,374
Fidelity Advisor® Semiconductors Fund	6,060,355,569	5,339,401,422
Fidelity Advisor® Health Care Fund	2,355,951,913	3,306,199,049

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

July 31, 2026
	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor® Industrials Fund	599,048	-	22,130,389	22,130,389	36,529,952

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide each Fund with investment management related services for which each Fund pays a monthly management fee.

Each Fund's management contract incorporates a basic fee rate that may vary by class . The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee.

Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Advisor® Biotechnology Fund
Class A	0.71%
Class M	0.72%
Class C	0.72%
Class I	0.69%
Class Z	0.56%
Fidelity Advisor® Financials Fund
Class A	0.72%
Class M	0.71%
Class C	0.71%
Class I	0.69%
Class Z	0.56%
Fidelity Advisor® Industrials Fund
Class A	0.70%
Class M	0.70%
Class C	0.71%
Industrials Portfolio	0.67%
Class I	0.68%
Class Z	0.56%
Fidelity Advisor® Semiconductors Fund
Class A	0.69%
Class M	0.68%
Class C	0.70%
Class I	0.69%
Class Z	0.56%
Fidelity Advisor® Health Care Fund
Class A	0.69%
Class M	0.69%
Class C	0.69%
Class I	0.68%
Class Z	0.55%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Advisor® Biotechnology Fund
Class A	0.67
Class M	0.67
Class C	0.68
Class I	0.68
Class Z	0.55
Fidelity Advisor® Financials Fund
Class A	0.71
Class M	0.71
Class C	0.71
Class I	0.69
Class Z	0.56
Fidelity Advisor® Industrials Fund
Class A	0.68
Class M	0.68
Class C	0.68
Industrials Portfolio	0.63
Class I	0.67
Class Z	0.55
Fidelity Advisor® Semiconductors Fund
Class A	0.65
Class M	0.65
Class C	0.65
Class I	0.65
Class Z	0.53
Fidelity Advisor® Health Care Fund
Class A	0.66
Class M	0.66
Class C	0.66
Class I	0.66
Class Z	0.54

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Funds. Certain classes pay FIdelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor® Biotechnology Fund
Class A	-	.25	1,884,388	28,812
Class M	.25	.25	668,121	-
Class C	.75	.25	620,089	46,530
			3,172,598	75,342
Fidelity Advisor® Financials Fund
Class A	-	.25	652,288	9,033
Class M	.25	.25	459,638	892
Class C	.75	.25	332,544	48,292
			1,444,470	58,217
Fidelity Advisor® Industrials Fund
Class A	-	.25	987,128	26,891
Class M	.25	.25	446,232	1,506
Class C	.75	.25	375,975	78,512
			1,809,335	106,909
Fidelity Advisor® Semiconductors Fund
Class A	-	.25	5,696,810	171,352
Class M	.25	.25	1,789,262	4,638
Class C	.75	.25	3,673,723	695,045
			11,159,795	871,035
Fidelity Advisor® Health Care Fund
Class A	-	.25	2,975,518	18,242
Class M	.25	.25	1,250,820	3,790
Class C	.75	.25	1,511,712	60,319
			5,738,050	82,351

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity Advisor® Biotechnology Fund
Class A A	5.75	1.00	96,253
Class M A	3.50	.25	5,460
Class C B	-	1.00	613
			102,326
Fidelity Advisor® Financials Fund
Class A A	5.75	1.00	77,003
Class M A	3.50	.25	4,202
Class C B	-	1.00	833
			82,038
Fidelity Advisor® Industrials Fund
Class A A	5.75	1.00	141,883
Class M A	3.50	.25	5,799
Class C B	-	1.00	53
			147,735
Fidelity Advisor® Semiconductors Fund
Class A A	5.75	1.00	2,851,393
Class M A	3.50	.25	36,248
Class C B	-	1.00	4,065
			2,891,706
Fidelity Advisor® Health Care Fund
Class A A	5.75	1.00	98,800
Class M A	3.50	.25	6,295
Class C B	-	1.00	1,682
			106,777

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor® Industrials Fund	$181,008

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor® Biotechnology Fund	27,518
Fidelity Advisor® Financials Fund	2,282
Fidelity Advisor® Industrials Fund	5,594
Fidelity Advisor® Semiconductors Fund	40,320
Fidelity Advisor® Health Care Fund	69,434

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, Fidelity Advisor® Biotechnology Fund, Fidelity Advisor® Financials Fund, Fidelity Advisor® Industrials Fund, Fidelity Advisor® Semiconductors Fund, and Fidelity Advisor® Health Care Fund had no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity Advisor® Financials Fund	Borrower	6,040,176	4.10	11,695
Fidelity Advisor® Industrials Fund	Borrower	8,562,000	4.38	2,082
Fidelity Advisor® Semiconductors Fund	Borrower	12,486,667	3.87	28,214
Fidelity Advisor® Health Care Fund	Borrower	8,841,769	4.03	51,488

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor® Biotechnology Fund	83,858,245	118,707,095	48,999,842
Fidelity Advisor® Financials Fund	20,818,212	16,845,627	1,502,086
Fidelity Advisor® Industrials Fund	16,275,915	23,085,880	5,920,379
Fidelity Advisor® Semiconductors Fund	415,034,124	499,638,376	182,606,008
Fidelity Advisor® Health Care Fund	140,474,875	325,136,246	66,033,127

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity Advisor® Biotechnology Fund	79,655	5,361	-

Fidelity Advisor® Financials Fund	3,503	35	-

Fidelity Advisor® Industrials Fund	3,286	39	-

Fidelity Advisor® Semiconductors Fund	27,073	12,575	-

Fidelity Advisor® Health Care Fund	35,037	161	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor® Biotechnology Fund	52,699,537
Fidelity Advisor® Financials Fund	17,338,138
Fidelity Advisor® Semiconductors Fund	146,552,746
Fidelity Advisor® Health Care Fund	91,773,344

  7. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate(%)	Interest expense ($)
Fidelity Advisor® Financials Fund	1,371,667	4.83	552
Fidelity Advisor® Semiconductors Fund	6,679,000	4.13	2,296

  8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses and/or a portion of class-level operating expenses as presented in the table below.

Reimbursement /Waiver ($)
Fidelity Advisor® Industrials Fund
Class A	4,569
Class M	1,032
Class C	444
Industrials Portfolio	10,276
Class I	3,198
Class Z	854
Fidelity Advisor® Health Care Fund
Class A	26,806
Class M	5,636
Class C	3,308
Class I	26,798
Class Z	7,459

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity Advisor® Biotechnology Fund	5,944
Fidelity Advisor® Industrials Fund	3,379

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025
Fidelity Advisor® Biotechnology Fund
Class A	10,959,149	35,680,743
Class M	2,043,978	6,875,045
Class C	1,071,320	4,545,928
Class I	10,233,523	36,584,307
Class Z	1,919,613	4,140,434
Total	26,227,583	87,826,457
Fidelity Advisor® Financials Fund
Class A	17,440,390	10,714,275
Class M	6,088,714	3,846,484
Class C	2,207,629	1,771,962
Class I	15,549,707	8,847,671
Class Z	6,573,649	4,139,540
Total	47,860,089	29,319,932
Fidelity Advisor® Industrials Fund
Class A	6,197,363	11,007,827
Class M	1,469,772	2,622,510
Class C	759,682	1,569,587
Industrials Portfolio (Commencement of sale of shares October 9, 2025)	12,736,590	-
Class I	3,954,801	7,029,076
Class Z	1,055,830	2,251,680
Total	26,174,038	24,480,680
Fidelity Advisor® Semiconductors Fund
Class A	121,887,855	77,150,702
Class M	20,493,440	13,427,582
Class C	23,867,099	19,503,344
Class I	103,643,224	68,151,730
Class Z	28,045,722	15,721,265
Total	297,937,340	193,954,623
Fidelity Advisor® Health Care Fund
Class A	147,314,762	148,445,930
Class M	34,488,438	33,846,903
Class C	27,681,177	34,204,550
Class I	137,153,307	177,174,821
Class Z	37,616,532	47,864,866
Total	384,254,216	441,537,070

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025

Fidelity Advisor® Biotechnology Fund
Class A
Shares sold	1,595,631	1,826,055	60,351,601	52,634,364
Reinvestment of distributions	269,253	1,198,369	10,296,228	33,446,491
Shares redeemed	(3,001,643)	(5,099,207)	(111,039,286)	(143,450,411)
Net increase (decrease)	(1,136,759)	(2,074,783)	(40,391,457)	(57,369,556)
Class M
Shares sold	189,901	261,886	6,442,077	7,135,184
Reinvestment of distributions	58,326	267,639	2,022,163	6,795,345
Shares redeemed	(677,511)	(767,182)	(22,719,382)	(19,754,436)
Net increase (decrease)	(429,284)	(237,657)	(14,255,142)	(5,823,907)
Class C
Shares sold	222,898	243,463	6,470,854	5,437,412
Reinvestment of distributions	35,407	203,344	1,038,498	4,394,259
Shares redeemed	(889,979)	(1,557,171)	(25,232,670)	(34,344,569)
Net increase (decrease)	(631,674)	(1,110,364)	(17,723,318)	(24,512,898)
Class I
Shares sold	4,063,771	4,420,353	170,368,627	144,116,179
Reinvestment of distributions	215,669	999,488	9,086,142	30,634,295
Shares redeemed	(4,063,584)	(9,058,892)	(162,582,508)	(275,995,695)
Net increase (decrease)	215,856	(3,639,051)	16,872,261	(101,245,221)
Class Z
Shares sold	1,376,894	1,359,435	57,698,577	42,517,193
Reinvestment of distributions	41,366	116,255	1,746,891	3,569,030
Shares redeemed	(520,859)	(947,080)	(21,400,912)	(29,153,975)
Net increase (decrease)	897,401	528,610	38,044,556	16,932,248
Fidelity Advisor® Financials Fund
Class A
Shares sold	902,320	1,647,625	34,220,446	59,596,490
Reinvestment of distributions	445,825	295,742	16,878,940	10,350,952
Shares redeemed	(1,612,053)	(1,166,719)	(60,884,989)	(41,421,951)
Net increase (decrease)	(263,908)	776,648	(9,785,603)	28,525,491
Class M
Shares sold	231,240	435,348	8,661,215	15,432,699
Reinvestment of distributions	160,896	109,721	6,003,018	3,788,679
Shares redeemed	(417,713)	(481,687)	(15,501,257)	(16,658,755)
Net increase (decrease)	(25,577)	63,382	(837,024)	2,562,623
Class C
Shares sold	123,148	412,191	4,318,525	13,895,627
Reinvestment of distributions	63,105	54,581	2,199,839	1,767,319
Shares redeemed	(389,963)	(613,473)	(13,484,279)	(19,977,175)
Net increase (decrease)	(203,710)	(146,701)	(6,965,915)	(4,314,229)
Class I
Shares sold	1,741,887	3,829,131	68,816,995	142,218,780
Reinvestment of distributions	377,233	230,998	14,844,112	8,380,618
Shares redeemed	(2,727,136)	(2,293,143)	(104,755,832)	(84,512,774)
Net increase (decrease)	(608,016)	1,766,986	(21,094,725)	66,086,624
Class Z
Shares sold	980,843	1,090,095	38,701,844	40,087,368
Reinvestment of distributions	143,542	95,736	5,639,769	3,468,532
Shares redeemed	(1,735,726)	(1,062,529)	(64,042,807)	(39,897,433)
Net increase (decrease)	(611,341)	123,302	(19,701,194)	3,658,467
Fidelity Advisor® Industrials Fund
Class A
Shares sold	1,403,497	1,184,098	84,520,735	58,061,567
Reinvestment of distributions	106,008	227,321	5,903,567	10,461,331
Shares redeemed	(1,015,788)	(1,011,183)	(60,181,799)	(48,016,392)
Net increase (decrease)	493,717	400,236	30,242,503	20,506,506
Class M
Shares sold	225,272	273,115	12,847,416	12,822,473
Reinvestment of distributions	27,352	58,827	1,454,038	2,592,490
Shares redeemed	(260,837)	(269,788)	(14,467,876)	(12,022,683)
Net increase (decrease)	(8,213)	62,154	(166,422)	3,392,280
Class C
Shares sold	236,160	322,591	11,138,461	12,807,216
Reinvestment of distributions	16,850	42,220	741,382	1,553,692
Shares redeemed	(258,087)	(481,070)	(12,120,764)	(18,058,407)
Net increase (decrease)	(5,077)	(116,259)	(240,921)	(3,697,499)
Industrials Portfolio (Commencement of sale of shares October 9, 2025)
Shares sold	4,946,952	-	333,527,785	-
Issued in exchange for the shares of the Acquired Fund(s)	13,613,698	-	816,005,043	-
Reinvestment of distributions	192,691	-	11,796,544	-
Shares redeemed	(3,756,477)	-	(249,399,642)	-
Net increase (decrease)	14,996,864	-	911,929,730	-
Class I
Shares sold	2,810,206	2,415,891	182,315,915	127,168,224
Reinvestment of distributions	60,537	127,458	3,706,063	6,421,349
Shares redeemed	(2,363,449)	(1,339,104)	(150,629,986)	(69,743,785)
Net increase (decrease)	507,294	1,204,245	35,391,992	63,845,788
Class Z
Shares sold	957,453	625,543	63,600,547	33,303,898
Reinvestment of distributions	15,835	40,688	969,732	2,047,836
Shares redeemed	(394,306)	(497,363)	(25,596,590)	(25,675,819)
Net increase (decrease)	578,982	168,868	38,973,689	9,675,915
Fidelity Advisor® Semiconductors Fund
Class A
Shares sold	5,631,169	4,457,800	781,254,457	362,229,863
Reinvestment of distributions	1,065,434	893,363	120,969,395	76,516,497
Shares redeemed	(3,019,571)	(3,154,175)	(420,361,092)	(250,315,337)
Net increase (decrease)	3,677,032	2,196,988	481,862,760	188,431,023
Class M
Shares sold	519,367	559,642	63,029,036	42,201,693
Reinvestment of distributions	191,823	165,303	20,076,149	13,130,031
Shares redeemed	(325,555)	(374,634)	(41,987,063)	(27,591,373)
Net increase (decrease)	385,635	350,311	41,118,122	27,740,351
Class C
Shares sold	824,528	833,264	86,147,763	53,820,485
Reinvestment of distributions	273,241	290,329	23,780,165	19,449,141
Shares redeemed	(830,555)	(1,064,231)	(85,561,492)	(65,616,591)
Net increase (decrease)	267,214	59,362	24,366,436	7,653,035
Class I
Shares sold	4,832,500	4,976,389	716,062,373	438,257,688
Reinvestment of distributions	821,474	718,665	102,257,071	67,037,079
Shares redeemed	(4,102,894)	(4,280,399)	(625,065,225)	(360,553,373)
Net increase (decrease)	1,551,080	1,414,655	193,254,219	144,741,394
Class Z
Shares sold	1,790,309	1,371,432	264,114,686	124,138,495
Reinvestment of distributions	181,763	136,323	22,689,453	12,755,769
Shares redeemed	(1,540,969)	(974,590)	(238,459,839)	(84,655,111)
Net increase (decrease)	431,103	533,165	48,344,300	52,239,153
Fidelity Advisor® Health Care Fund
Class A
Shares sold	1,438,258	1,571,688	82,478,186	93,365,645
Reinvestment of distributions	2,444,319	2,481,719	139,179,512	140,763,117
Shares redeemed	(4,956,400)	(5,340,708)	(281,595,996)	(309,653,656)
Net increase (decrease)	(1,073,823)	(1,287,301)	(59,938,298)	(75,524,894)
Class M
Shares sold	119,390	177,569	6,058,632	9,553,127
Reinvestment of distributions	672,518	650,227	33,854,539	33,181,084
Shares redeemed	(987,921)	(1,042,234)	(50,015,461)	(54,864,541)
Net increase (decrease)	(196,013)	(214,438)	(10,102,290)	(12,130,330)
Class C
Shares sold	195,075	239,445	7,562,794	10,116,694
Reinvestment of distributions	728,535	835,920	27,210,778	33,236,165
Shares redeemed	(1,941,791)	(2,337,984)	(74,366,215)	(97,300,788)
Net increase (decrease)	(1,018,181)	(1,262,619)	(39,592,643)	(53,947,929)
Class I
Shares sold	2,093,278	3,759,884	137,223,794	246,186,314
Reinvestment of distributions	1,852,117	2,428,818	121,221,072	155,565,787
Shares redeemed	(9,550,761)	(12,797,198)	(618,768,760)	(838,252,409)
Net increase (decrease)	(5,605,366)	(6,608,496)	(360,323,894)	(436,500,308)
Class Z
Shares sold	768,274	1,653,176	50,627,048	109,181,921
Reinvestment of distributions	444,384	566,654	29,284,910	36,475,541
Shares redeemed	(2,403,683)	(4,315,764)	(156,986,730)	(286,739,181)
Net increase (decrease)	(1,191,025)	(2,095,934)	(77,074,772)	(141,081,719)

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

  13. Proposed Reorganization.
The Board of Trustees of Fidelity Advisor Health Care Fund approved an Agreement and Plan of Reorganization (Agreement) between Fidelity Advisor Health Care Fund and Health Care Portfolio.  The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Health Care Fund in exchange for corresponding shares of Health Care Portfolio equal in value to the net assets of Fidelity Advisor Health Care Fund on the day the reorganization is effective.

A meeting of shareholders of Fidelity Advisor Health Care Fund is expected to be held during the fourth quarter of 2026 to vote on the reorganization.  If approved by shareholders, the reorganization is expected to become effective during January 2027.  The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

  14. Reorganization.
The Board of Trustees of Fidelity Advisor Financials Fund approved an Agreement and Plan of Reorganization (Agreement) between Fidelity Advisor Financials Fund and Financials Portfolio.  The Agreement provided for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Financials Fund in exchange for corresponding shares of Financials Portfolio equal in value to the net assets of Fidelity Advisor Financials Fund on the day the reorganization was effective.

The reorganization did not require Fidelity Advisor Financials Fund shareholder approval and became effective on August 14, 2026. The reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

  15. Reorganization Information.
On October 17, 2025, Fidelity Advisor Industrials Fund acquired all of the assets and assumed all of the liabilities of Industrials Portfolio (Acquired Fund) pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees.  The securities held by the Acquired Fund were the primary assets acquired by Fidelity Advisor Industrials Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on October 9, 2025. The acquisition was accomplished by an exchange of each class of Fidelity Advisor Industrials Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Advisor Industrials Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Advisor Industrials Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.  The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Industrials Portfolio	815,978,327	272,835,342	816,005,043	17,077,559	0.7971688355

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Advisor Industrials Fund	782,694,840	1,598,699,883

Pro forma results of operations of the combined entity for the entire period ended July 31, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$179,546
Total net realized gain (loss)	133,782,070
Total change in net unrealized appreciation (depreciation)	221,046,962
Net increase (decrease) in net assets resulting from operations	$355,008,578

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in Fidelity Advisor Industrials Fund's accompanying Statement of Operations since October 17, 2025.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund and Fidelity Advisor Semiconductors Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund and Fidelity Advisor Semiconductors Fund (the "Funds"), each a fund of Fidelity Advisor Series VII, including the schedules of investments, as of July 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). The financial statements and financial highlights for Fidelity Advisor Health Care Fund have been consolidated. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 18, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor® Biotechnology Fund	$327,220,950
Fidelity Advisor® Financials Fund	$35,010,744
Fidelity Advisor® Health Care Fund	$800,396,252
Fidelity Advisor® Industrials Fund	$80,229,475
Fidelity Advisor® Semiconductors Fund	$1,130,724,867
The fund hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 17, 2025, or, if subsequently determined to be different, the net capital gain of such year.
Industrials Portfolio	$15,141,032
The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December, 2025
Fidelity Advisor® Financials Fund	99.95%
Fidelity Advisor® Semiconductors Fund	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Advisor® Biotechnology Fund	$192,849
Fidelity Advisor® Financials Fund	$63,278
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor® Biotechnology Fund
December, 2025	20%	22%	24%	19%	18%
Fidelity Advisor® Financials Fund
December, 2025	59%	64%	81%	54%	51%
Fidelity Advisor® Semiconductors Fund
December, 2025	10%	12%	21%	8%	7%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor® Biotechnology Fund
December, 2025	20.49%	21.61%	23.74%	19.28%	18.39%
Fidelity Advisor® Financials Fund
December, 2025	60.60%	65.67%	83.56%	55.22%	52.45%
Fidelity Advisor® Semiconductors Fund
December, 2025	17.68%	21.52%	38.16%	15.17%	13.05%

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Industrials Fund
Fidelity Advisor Semiconductors Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue each fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on the funds in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class of each fund generally determined by selecting the largest non-12b-1 class by asset total in a given fund category; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment programs. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that each fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class (Class I) of each fund, the Board considered the effective management fee rate for Class I, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers and without taking into account the fund's performance adjustment) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons of Class I of the fund relative to the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that each fund's management fee rate for Class I ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of Class I of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of each fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2027.

1.762411.125
AFOC-ANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026